As filed with the Securities and Exchange Commission on December 28, 2012
Securities Act Registration No. 333-41461
Investment Company Act Reg. No. 811-08529

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 41	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 44	[X]

(Check appropriate box or boxes.)

MONTEAGLE FUNDS
(Exact Name of Registrant as Specified in Charter)

2506 Winford Avenue, Nashville, TN  37211
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	Lorna A. Schnase Attorney at Law 21175 Tomball Parkway #247 Houston, TX 77070

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)
|x|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monteagle
Fixed Income Fund
Prospectus

December 28, 2012

Class I Shares: MFHRX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
MORE INFORMATION ABOUT THE FUND	6
MANAGEMENT	9
YOUR ACCOUNT	12
DISTRIBUTIONS AND TAXES	22
FINANCIAL HIGHLIGHTS	24
NOTICE OF PRIVACY POLICY AND PROCEDURES	25
FOR MORE INFORMATION	26

Fund Summary

Investment Objective

The investment objective of the Monteagle Fixed Income Fund (the “Fund”) is total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.97%
Distribution [and/or Service] (12b-1) Fees	0.00%
Other Expenses	0.12%
Acquired (Underlying) Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses1	1.10%

1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities. The Fund generally invests in investment grade intermediate term fixed income securities maintaining an average maturity of bonds and notes (on a dollar weighted basis) generally between 3 and 8 years; and rated at least Aa or higher by Moody’s Investors Service, Inc. or AA or higher by Standard & Poor’s Ratings Group for municipal bonds and A or higher by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group for corporate bonds. Under normal circumstances, at least 80% of the Fund’s net assets will be fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, mortgage-backed securities, taxable municipal bonds and corporate debt securities, with no more than 70% in any one category. The Fund, based on assessment of market conditions, will either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The securities purchased may have maturities ranging from overnight to 30 years.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Fixed Income Risk. The Fund’s share price, yield and total return will fluctuate in response interest rate movements. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities. Rising interest rates may also reduce the amount of prepayments on the assets backing these securities, causing the Fund’s average maturity to rise and increasing the Fund’s potential for losses in value. The value of the Fund’s holdings will also be affected by the credit-worthiness of such holdings. To the extent a particular holding

2

is deemed to be of a lower credit quality than when the Fund purchased it, the value of such holding may decline.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed and other mortgage related securities. A decline in interest rates may result in losses in these securities’ values if actual prepayments occur at a much faster pace than had been expected when the securities were purchased.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of bond market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years. The Fund acquired all the assets and liabilities of the Monteagle Fixed Income Fund, a series of Unified Series Trust (the “Predecessor Fund”), in a tax-free reorganization effective as of July 14, 2006. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart reflects the Predecessor Fund’s returns.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2012 was 2.88%.

During the period shown in the bar chart, the highest return for a quarter was 4.56% (for the quarter ended September 30, 2002) and the lowest return was -2.60% (for the quarter ended June 30, 2004).

3

Average Annual Total Returns
For Periods Ended December 31, 2011

The following table shows how the Fund’s average annual total returns compare to those of the Barclays Capital Intermediate U.S. Government/Credit Bond Index (formerly the Lehman Brothers Intermediate U.S. Government/Credit Bond Index). The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Fixed Income Fund	1 Year	5 Years	10 Years1, 2
Institutional Class Return Before Taxes	5.15%	5.13%	4.28%
Institutional Class Return After Taxes on Distributions	4.11%	3.84%	2.83%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.33%	3.63%	2.83%
Barclays Capital Intermediate U.S. Government/Credit Bond Index
(reflects no deduction for fees, expenses, or taxes)	5.80%	5.88%	5.20%

1	Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

2	Includes returns of the Predecessor Fund.

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. Howe and Rusling, Inc. is the investment Sub-adviser to the Fund.

Portfolio Managers

•	Robert J. Prorok, Vice President and Senior Portfolio Manager of the Sub-adviser, has managed the Fund since March 2003.

•	Vincent A. Russo, Vice President and Director of Fixed Income Research of the Sub-adviser, has managed the Fund since July 2006.

•	Craig D. Cairns, President and Chief Compliance Officer of the Sub-adviser, has managed the Fund since March 2003.

4

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 4520 Main Street, Suite 1425, Kansas City, MO 64111) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

More Information About The Fund

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Fixed Income Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is total return. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund.

The Fund invests in investment grade intermediate term fixed income securities maintaining an average maturity of bonds and notes (on a dollar weighted basis) generally between 3 and 8 years; and rated at least Aa or higher by Moody’s Investors Service, Inc. or AA or higher by Standard and Poor’s Ratings Group for municipal bonds and A or higher by Moody’s Investors Service, Inc. or Standard and Poor’s Ratings Group for corporate bonds. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, mortgaged-backed securities (and similar securities), taxable municipal bonds and corporate debt securities, but no more than 70% in any one category.

6

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities. The Fund’s portfolio will be actively managed and, based on an assessment of market conditions,  the Fund will either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The Fund may achieve capital appreciation by owning bonds of longer duration when interest rates are declining, protecting against large depreciation, and by owning bonds of shorter duration when interest rates are rising. In addition, the Fund may achieve capital appreciation if the credit quality of corporate and municipal bonds improve and there is a rating upgrade which may be reflected in a higher price based on greater demand for that security. For this purpose, the Fund will use a proprietary “Bond Market Watch” model to evaluate macroeconomic indicators and, based on this evaluation, attempt to anticipate interest rate changes.

The Fund may sell a security if:

•	an interest rate change is expected to occur and the Fund seeks to lengthen or shorten the duration of the portfolio;

•	a sector of the market has become less attractive for total return compared to another sector;

•	a security receives a rating downgrade which could increase credit risk and negatively impact the market value of the security; or

•	a security receives a rating upgrade that positively impacts the market value of the security and the Fund wishes to capture the appreciation.

CONCEPTS TO UNDERSTAND

A Debt or Fixed Income Security is a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money at set intervals as well as repay the principal amount of the security at its maturity.

Maturity means the date at which a debt security is due and payable.

Duration is a measure of a security’s average life that reflects the present value of the security’s cash flow. Prices of securities with longer durations will fluctuate more in response to changes in interest rates. A duration of 5, for example, means the price of the bond will change by approximately 5% for a 1% change in yield to maturity.

United States Government Security is a debt security issued by the United States or any of its agencies or instrumentalities such as the Government National Mortgage Association.

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

•	You are a long term investor seeking a fund with an income and capital appreciation strategy

•	You are an investor seeking to diversify your holdings with bonds and other fixed income securities

•	You are an investor seeking higher potential returns than a money market fund

•	You are an investor willing to accept fluctuations in the value of your investment.

The Fund may not be appropriate for you if:

•	You want an investment that pursues stock market trends or focuses only on particular sectors or industries

•	You are pursuing a short-term goal or investing emergency reserves

7

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Credit Risk. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the uncertainty of debtors making timely interest and principal payments, and ultimately the risk that the issuer will default on its obligation.

Mortgage-Backed Securities Risk. Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses of value when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage related securities and lower the returns of the Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

Fixed Income Risk. The Fund’s share price, yield and total return will fluctuate in response bond market movements. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities. Investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities’ value and yield. Alternatively, rising interest

8

rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund’s average maturity to rise and increasing the Fund’s potential for losses in value.

Temporary Defensive Position. The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Howe and Rusling, Inc. Nashville Capital was formed in 1986 and, as of September 30, 2012, managed assets of over $103 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $50 million	0.965%
$50 million to $100 million	0.845%
Over $100 million	0.775%

9

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2012, the Adviser received an aggregate fee of 0.965% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s semi-annual report for the period ended February 29, 2012.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Howe and Rusling, Inc. (“H&R”), under which H&R serves as the Fund’s Sub-adviser. The Adviser has retained H&R to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by H&R. H&R is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding H&R and the business experience and educational background of the Fund’s portfolio managers follow:

Howe and Rusling, Inc. at 120 East Avenue, Rochester, NY 14604, manages the Fund’s portfolio and has since the Fund’s inception. H&R serves primarily individual, retirement plan, corporate and non-profit endowment clients. It manages both individual stocks and bonds for its clients. As of September 30, 2012, H&R had approximately $735 million in assets under management.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and H&R is available in the Fund’s semi-annual report for the period ended February 29, 2012.

10

Portfolio Managers. The Fixed Income Portfolio Management Committee of H&R (the “Fixed Income Committee”) is responsible for establishing the fixed income strategy of the Fund, including determining the investments that the Fund will make. The Fixed Income Committee has been managing the Fund since its inception. The Fixed Income Committee is comprised of the following members: Robert J. Prorok, Vincent A. Russo and Craig D. Cairns. Robert J. Prorok is Chair of the Fixed Income Committee and is primarily responsible for guiding H&R’s overall fixed income strategy from a macroeconomic level. Vincent A. Russo is primarily responsible for the day-to-day operational management and trading of H&R’s fixed income portfolios, including the Fund. Craig Cairns is a voting member of the Fixed Income Committee and is also responsible for reviewing and commenting on H&R’s fixed income process.

ROBERT J. PROROK serves as Vice President and Senior Portfolio Manager of H&R since January 2009. Mr. Prorok is the Chair of the Fixed Income Committee, and also serves on the H&R Equity Portfolio Management Committee. Bob joined H&R in March 2000 as Vice President and Portfolio Manager. Previously, he was vice president and senior portfolio manager of the Long-Term Asset Management Group at Chase Manhattan Bank in Rochester, where he was responsible for managing a collection of portfolios for corporations, foundations, endowments, and individuals, including as vice president in charge of fixed income management. Bob also has overseen strategic planning for the northwest area of the Roman Catholic Diocese of Rochester, and is a member of a regional school district’s improvement team. He holds an MBA in Finance, a master’s degree in Economics, and a Bachelor’s degree in Economics, all from the State University of New York at Buffalo.

VINCENT A. RUSSO serves as Vice President and Director of Fixed Income Research since September 2007. Mr. Russo joined H&R in October 2002 as Fixed Income Analyst. In addition to being a voting member of the Fixed Income Committee, Vince is primarily responsible for implementing the strategy adopted by the Fixed Income Committee with respect to the Fund. Prior to joining H&R, Vince was employed as an investment officer in the Treasury of the former Rochester Community Savings Bank for more than 12 years. His knowledge of the capital markets, as well as his analytical experience in modeling portfolio sensitivity to shifts in the Treasury Yield Curve, is a valuable addition to the Fund’s management team. Vince is a graduate of the William E. Simon School of Business Administration at the University of Rochester. Vince is also a graduate of St. John Fisher College in Rochester, New York. He has taught Corporate Finance as an adjunct professor at the Rochester Institute of Technology.

CRAIG D. CAIRNS, as the President and Chief Compliance Officer since March 2003, is responsible for the day to day operations and strategic vision for the firm. Craig is the majority owner of H&R and has more than 17 years of investment experience and is also a U.S. Army and Gulf War veteran where he flew Apache helicopters. Craig holds an MBA in Finance from the University of Rochester’s William E. Simon School and a BS in Economics from St. Bonaventure University. Craig is a board member and former Chairman of the board for the Veteran’s

11

Outreach Center and continues to serve on the board. He is also a former member of the Communis Board for the Diocese of Rochester.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

Matrix 360 Administration, LLC (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 4520 Main Street, Suite 1425, Kansas City, MO 64111.

Matrix Capital Group, Inc. (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

YOUR ACCOUNT

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding.

12

The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

How to Contact the Fund

Write to us at:
Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Overnight Address:
Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Distributor:
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170

Telephone us Toll-Free at:
(888) 263-5593

Wire investments
(or ACH payments) to:
Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

13

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

•	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

•
By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

•
Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

•	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

14

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	Submit a Corporate/Organization Resolution form or similar document.
Trusts	The trust must be established before an account can be opened. Provide a certified trust document, or the pages from the trust document that identify the trustees.

15

Investment Procedures

How to Open an Account	How to Add to Your Account
Check
Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).
Complete the application (and resolution form).
Mail us your application (and resolution form) and a check.
By Check Fill out an investment slip from a confirmation statement or write us a letter. Write your account number on your check. Mail us the slip (or your letter) and a check.
By Bank Wire
Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).
Complete the application (and resolution form).
Call us to fax the completed application (and resolution form) and we will assign you an account number.
Mail us your original application.
Instruct your bank to wire your money to us.
By Bank Wire Call to notify us of your incoming wire. Instruct your bank to wire your money to us.
By Systematic Investment Complete the Systematic Investment section of the application. Attach a voided check to your application. Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

16

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

17

Selling Shares

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail
•	Prepare a written request including:
•	Your name(s) and signature(s)
•	Your account number
•	The Fund name
•	The dollar amount or number of shares you want to sell
•	How and where to send your proceeds
•	Obtain a signature guarantee (if required)
•	Obtain other documentation (if required)
•	Mail us your request and documentation

By Bank Wire
•	Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
•	Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR
•	Mail us your request (See “By Mail”)

18

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)
•	Call us with your request (unless you declined telephone redemption privileges on your account application)
•	Provide the following information:
•	Your account number (Exact name(s) in which the account is registered)
•	Additional form of identification
•	Your proceeds will be:
•	Mailed to you OR
•	Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically
•	Complete the systematic withdrawal section of the application
•	Attach a voided check to your application
•	Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

19

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

•	Request to redeem $100,000 or more;

•	Redemption from an account for which the address or account registration has changed within the last 30 days;

•	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

•	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

20

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on exchanges, but each Fund reserves the right to limit the number of exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail
•	Prepare a written request including:
•	Your name(s) and signature(s)
•	Your account number
•	The names of the funds you are exchanging
•	The dollar amount or number of shares you want to sell (and exchange)
•	If opening a new account, complete an account application if you are requesting different shareholder privileges
•	Mail us your request and documentation

By Telephone
•	Call us with your request (unless you declined telephone redemption privileges on your account application)
•	Provide the following information:
•	Your account number
•	Exact name(s) in which account is registered
•	Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

21

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares distributions from net investment income daily and pays those distributions monthly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own

22

tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain  dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% (scheduled to increase to 31% in 2013) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

23

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

MONTEAGLE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year:
Class I Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$10.70	$10.71	$10.34	$10.05	$9.96
Income (loss) from investment operations:
Net investment income	0.27	0.32	0.35	0.38	0.40
Net realized and unrealized gain (loss) on investments	0.10	(0.01)	0.37	0.29	0.09
Total from investment operations	0.37	0.31	0.72	0.67	0.49
Less distributions:
From net investment income	(0.27)	(0.32)	(0.35)	(0.38)	(0.40)
Total distributions	(0.27)	(0.32)	(0.35)	(0.38)	(0.40)
Net asset value, end of period	$10.80	$10.70	$10.71	$10.34	$10.05
Total Return (a)	3.48%	2.97%	7.11%	6.80%	4.94%
Net assets, end of period (000’s omitted)	$35,896	$31,892	$34,911	$32,125	$32,321
Ratio of operating expenses to average net assets:	1.09%	1.07%	1.04%	1.04%	1.01%
Ratio of net investment income to average net assets:	2.46%	2.93%	3.37%	3.74%	3.93%
Portfolio turnover rate	23%	14%	18%	39%	55%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

24

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

•	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

•	The Fund’s investment adviser; and

•	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

25

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
(888) 263-5593 www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Fixed
Income Fund

Monteagle Informed
Investor Growth Fund

Monteagle Quality
Growth Fund

Monteagle Select
Value Fund

Monteagle Value Fund

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
420 LEXINGTON AVENUE
SUITE 601
NEW YORK, NY 10170
(888) 263-5593

26

Monteagle
Informed Investor
Growth Fund
Prospectus

December 28, 2012

Class I Shares: MIIFX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
MORE INFORMATION ABOUT THE FUND	7
MANAGEMENT	10
YOUR ACCOUNT	13
DISTRIBUTIONS AND TAXES	22
FINANCIAL HIGHLIGHTS	24
NOTICE OF PRIVACY POLICY AND PROCEDURES	25
FOR MORE INFORMATION	26

Fund Summary

Investment Objective
The investment objective of the Monteagle Informed Investor Growth Fund (the “Fund”) is long term growth of capital.

Fees and Expenses of the Fund
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution [and/or Service] (12b-1) Fees	0.00%
Other Expenses	0.14%
Acquired (Underlying) Fund Fees and Expenses1	0.25%
Total Annual Fund Operating Expenses1	1.59%

1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$162	$502	$866	$1,889

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 795% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in “growth stocks.” These are stocks that the Fund’s Sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The Sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an “Informed Investor.”

Investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company’s financial stability and strength, internal valuation and pricing ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. In this regard, the Sub-adviser uses a strict sell discipline. The discipline has sell signals: sell-stops protect profits and minimize future losses; sell signal when stock's "Loss Limit" price safeguard is violated; and sell signal on any advancing indicators of a company's fundamental breakdown. A consequence of the Sub-adviser's strategy, under certain market conditions, is high turnover.

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not concentrate in any one industry, it is anticipated that the Fund’s portfolio will focus on a small, select group of industries (“growth industries”) which the Fund’s Sub-adviser believes offer superior growth opportunities based on overall economic trends.

The Fund may also invest a portion of its assets in broad market index exchange traded funds (“ETFs”) -- including ETFs that are leveraged or inversely related to the market. From time to time, the Fund’s Sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund’s assets may be invested in ETFs -- including ETFs that are leveraged or inversely related to the market, money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time. The Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like. The Sub-adviser views ETF’s as risky investments because they are more volatile – particularly those that are leveraged or inversely related to the market; and, to address this risk, the Sub-adviser employs its strict sell discipline.

2

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Volatility Risk. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

ETF Risk. The Fund may invest in ETFs that are leveraged. If the ETF’s target index experiences adverse daily performance, the Fund’s investment in the ETF will be reduced by a greater amount for every adverse performance. Further, purchasing shares during a day may result in greater exposure to the performance of the target index if the target index moves in a direction adverse to the ETF between the close of the markets on one trading day and before the close of the markets on the next trading day.

Small and Mid Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers, which could be viewed as riskier than a diversified fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

3

Performance
The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for each full calendar year that the Fund has operated.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2012 was 14.81%.

During the period shown in the bar chart, the highest quarterly return was 17.42% (for the quarter ended September 30, 2009) and the lowest return was -10.69% (for the quarter ended September 30, 2011).

4

Average Annual Total Returns
for the periods ended December 31, 2011

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Informed Investor Growth Fund	1 Year	Since Inception (April 3, 2008)
Institutional Class Return Before Taxes	-15.35%	9.64%
Institutional Class Return After Taxes on Distributions	-16.52%	6.44%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	-10.00%	6.54%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	2.11%	-0.04%

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. T.H. Fitzgerald & Company is the investment Sub-adviser to the Fund.

Portfolio Manager

•	Thomas H. Fitzgerald, Jr., President of the Sub-adviser, has managed the Fund since inception.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 4520 Main Street, Suite 1425, Kansas City, MO 64111) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

5

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

More Information About The Fund

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Informed Investor Growth Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is long term growth of capital. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund.

The Fund seeks to achieve its objective by investing in “growth stocks.” These are stocks that the Fund’s Sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The Sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an “Informed Investor.”

Corporate management is far closer to the day-to-day activities of the companies they own or manage and are often in a much more informed position than the typical Wall Street “expert” to gauge the long-term effects that certain publicly disclosed information or developments may have on the future price of their company’s stock. The Informed Investor follows a long-term strategy that concentrates primarily on positive earnings developments within their own companies.

The catalyst of the strategy is Informed Investor ownership; but, investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company’s financial stability and strength, internal valuation and pricing

7

ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. For example, a stock may be sold if there are changes in trading activity by Informed Investors or changes in the company’s fundamentals, such as decelerating earnings or material changes in the debt-equity ratio of the company. In this regard, the Sub-adviser uses a strict sell discipline. The discipline has sell signals: sell-stops protect profits and minimize future losses; sell signal when stock's "Loss Limit" price safeguard is violated; and sell signal on any advancing indicators of a company's fundamental breakdown. A consequence of the Sub-adviser's strategy, under certain market conditions, is high turnover.

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not concentrate in any one industry, it is anticipated that the Fund’s portfolio will focus on a small, select group of industries (“growth industries”) which the Fund’s Sub-adviser believes offer superior growth opportunities based on overall economic trends.

The Fund may also invest a portion of its assets in broad market index exchange traded funds (“ETFs”) -- including ETFs that are leveraged or inversely related to the market. From time to time, the Fund’s Sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund’s assets may be invested in ETFs -- including ETFs that are leveraged or inversely related to the market, money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time. The Sub-adviser's strategy is not to buy and hold -- or, if defensive, to place the portfolio in cash and let it sit idle. Instead, the Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like. The Sub-adviser views ETF’s as risky investments because they are more volatile – particularly those that are leveraged or inversely related to the market; and, to address this risk, the Sub-adviser employs its strict sell discipline.

CONCEPTS TO UNDERSTAND

Growth Investing means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth.

Common Stock is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

Market Capitalization of a company means the value of the company’s common stock in the stock market.

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

•	You are a long term investor seeking a fund with a growth investment strategy

•	You are an investor willing to accept significant fluctuations in the value of your investment

•	You are an investor who can tolerate the greater risks associated with common stock investments

The Fund may not be appropriate for you if:

•	You need regular income or stability of principal

•	You are pursuing a short-term goal or investing emergency reserves

8

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Small and Mid-Cap. To the extent the Fund invests in underlying funds that invest in small and mid-cap companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

ETF Risk. To the extent the Fund invests in leveraged ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds. During periods of higher index volatility, longer term results for such funds may be more or less than twice the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

9

Temporary Defensive Position. The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in broad market index ETFs, money market instruments, securities of no-load mutual funds or repurchase agreements. The Sub-adviser may use ETF’s; however, the Sub-adviser views ETF’s as risky investments because they are more volatile – particularly those that are leveraged or inversely related to the market. To address this risk, the Sub-adviser has strict sell procedures in place. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

No Intention to be a “Sector Fund”. The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund’s policy is: (1) limit its investments in any industry or group of related industries to twenty-five percent (25%)  of fund assets; and (2) if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%. The Fund will provide shareholders with at least sixty (60) days notice of any change to this limitation.

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to T.H. Fitzgerald & Co. Nashville Capital was formed in 1986 and, as of September 30, 2012, managed assets of over $103 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

10

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2012, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s semi-annual report for the period ended February 29, 2012.

Sub-Adviser / Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with T.H. Fitzgerald & Company (“T.H. Fitzgerald”), under which T.H. Fitzgerald serves as the Fund’s Sub-adviser. The Adviser has retained T.H. Fitzgerald to render advisory services and make daily investment decisions for the Fund. T.H. Fitzgerald is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding T.H. Fitzgerald and the portfolio manager’s business experience and educational background follow:

11

T.H. Fitzgerald & Company (“T.H. Fitzgerald”), located at 180 Church Street, Naugatuck, Connecticut 06770, manages the portfolio of the Fund and has since its inception. As of September 30, 2012, T.H. Fitzgerald manages approximately $108 million for large institutional accounts. The firm has been owner-managed since its founding in 1959. The Fund offers the individual investor access to the firm’s proprietary “Informed Investor” strategy.

A discussion regarding the basis for approval by the Board of the Fund’s Sub-Advisory Agreement by and among the Trust, the Adviser and T.H. Fitzgerald is available in the Trust’s semi-annual report for the period ended February 29, 2012.

Portfolio Manager. Investment decisions for the Fund are made by Thomas H. Fitzgerald, Jr. Mr. Fitzgerald is responsible for the day-to-day management of the Fund and has been since the Fund’s inception (April 2008).

Thomas H. Fitzgerald, Jr. is President and, beginning in 1982, the Chief Portfolio Investment Officer of the firm that bears his father’s name. The firm was founded in New York in 1959. Mr. Fitzgerald was a founding principal and the first editor of The Money Market Directory, the world’s foremost reference authority on U.S. institutional investors and their portfolio managers. He is a member of the American Finance Association, the President’s Council of the American Institute of Management, and the Market Technicians Association.

Mr. Fitzgerald entered the investment business as special assistant to the late Gerald M. Loeb, then a partner of E.F. Hutton & Company, New York, and author of the all-time classic, “The Battle For Investment Survival”. He later worked as consultant to David Dreman, world-renown investment manager and author of the best-sellers, “Contrarian Investment Strategy” and “Psychology and The Stock Market”. Mr. Fitzgerald received a Bachelor of Science degree from the University of Connecticut, and has completed studies in International Banking and Foreign Exchange at New York University Graduate School of Business Administration. He served two years in the United States Army as a paratroop-lieutenant.

The Fund’s Statement of Additional Information contains further details about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Other Service Providers

Matrix 360 Administration, LLC (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agency and shareholder services to the Fund. The Transfer Agent’s address is 4520 Main Street, Suite 1425, Kansas City, MO 64111.

Matrix Capital Group, Inc. (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

12

YOUR ACCOUNT

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When And How NAV Is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:
Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Overnight Address:
Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Distributor:
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170

Telephone us Toll-Free at:
(888) 263-5593

Wire investments
(or ACH payments) to:
Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

13

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly from the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Buying Shares

How To Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

•	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

•
By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

•
Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

14

•	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	Submit a Corporate/Organization Resolution form or similar document.
Trusts	The trust must be established before an account can be opened. Provide a certified trust document, or the pages from the trust document that identify the trustees.

15

Investment Procedures

How to Open an Account	How to Add to Your Account
Check
Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).
Complete the application (and resolution form).
Mail us your application (and resolution form) and a check.
By Check Fill out an investment slip from a confirmation statement or write us a letter. Write your account number on your check. Mail us the slip (or your letter) and a check.
By Bank Wire
Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).
Complete the application (and resolution form).
Call us to fax the completed application (and resolution form) and we will assign you an account number.
Mail us your original application.
Instruct your bank to wire your money to us.
By Bank Wire Call to notify us of your incoming wire. Instruct your bank to wire your money to us.
By Systematic Investment Complete the Systematic Investment section of the application. Attach a voided check to your application. Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

16

Limitations On Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled Or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification And Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

17

Selling Shares

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail
•	Prepare a written request including:
•	Your name(s) and signature(s)
•	Your account number
•	The Fund name
•	The dollar amount or number of shares you want to sell
•	How and where to send your proceeds
•	Obtain a signature guarantee (if required)
•	Obtain other documentation (if required)
•	Mail us your request and documentation

By Bank Wire
•	Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
•	Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR
•	Mail us your request (See “By Mail”)

18

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)
•	Call us with your request (unless you declined telephone redemption privileges on your account application)
•	Provide the following information:
•	Your account number
•	Exact name(s) in which the account is registered
•	Additional form of identification
•	Your proceeds will be:
•	Mailed to you OR
•	Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically
•	Complete the systematic withdrawal section of the application
•	Attach a voided check to your application
•	Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

19

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

•	Request to redeem $100,000 or more;

•	Redemption from an account for which the address or account registration has changed within the last 30 days;

•	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

•	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

20

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail
•	Prepare a written request including:
•	Your name(s) and signature(s)
•	Your account number
•	The names of the funds you are exchanging
•	The dollar amount or number of shares you want to sell (and exchange)
•	If opening a new account, complete an account application if you are requesting different shareholder privileges
•	Mail us your request and documentation

By Telephone
•	Call us with your request (unless you declined telephone redemption privileges on your account application)
•	Provide the following information:
•	Your account number
•	Exact name(s) in which account is registered
•	Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

21

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason, without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

22

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% (scheduled to increase to 31% in 2013) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

23

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past four years and period shown. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period:
Class I Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Period Ended August 31, 2008(a)
Net asset value, beginning of period	$10.62	$10.48	$12.89	$8.82	$10.00
Income (loss) from investment operations:
Net investment loss (f)	(0.06)	(0.06)	(0.10)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	1.55	1.90	(0.18)	4.12	(1.16)
Total from investment operations	1.49	1.84	(0.28)	4.07	(1.18)
Distributions to shareholders from:
Net realized capital gain	(0.40)	(1.70)	(2.13)	—	—
Net asset value, end of period	$11.71	$10.62	$10.48	$12.89	$8.82
Total Return (b)	14.81%	15.35%	(4.43%)	46.15%	(11.80	%)(c)
Net assets, end of period (000's omitted)	$13,741	$17,784	$17,717	$27,680	$9,177
Ratio of operating expenses to average net assets: (e)	1.34%	1.33%	1.28%	1.27%	1.27	%(d)
Ratio of net investment loss to average net assets: (f)	(0.94%)	(0.53%)	(0.96%)	(0.77%)	(0.60	%)(d)
Portfolio turnover rate	795%	755%	819%	1592%	157	%(c)

(a)	Represents the period from the initial public offering (April 3, 2008) through August 31, 2008.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.
(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(f)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

24

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

•	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

•	The Fund’s investment adviser; and

•	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

25

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
(888) 263-5593 www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Fixed
Income Fund

Monteagle Informed
Investor Growth Fund

Monteagle Quality
Growth Fund

Monteagle Select
Value Fund

Monteagle Value Fund

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
420 LEXINGTON AVENUE
SUITE 601
NEW YORK, NY 10170
(888) 263-5593

26

Monteagle
Quality Growth Fund
Prospectus

December 28, 2012

Class I Shares: MFGIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
MORE INFORMATION ABOUT THE FUND	6
MANAGEMENT	8
YOUR ACCOUNT	11
DISTRIBUTIONS AND TAXES	20
FINANCIAL HIGHLIGHTS	22
NOTICE OF PRIVACY POLICY AND PROCEDURES	23
FOR MORE INFORMATION	24

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Quality Growth Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.19%
Distribution [and/or Service] (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.33%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “growth investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Small and Mid Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

2

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2012 was 14.66%.

During the period shown in the bar chart, the highest quarterly return was 13.73% (for the quarter ended June 30, 2009) and the lowest return was -23.95% (for the quarter ended December 31, 2008).

3

Average Annual Total Returns
for the periods ended December 31, 2011

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index® and the Russell 1000 Growth Index®. The Russell 1000 Growth Index®, which measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, is provided as a supplemental benchmark because it is reflective of the market for growth stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Quality Growth Fund	1 Year	5 Years	10 Years 1
Institutional Class Return Before Taxes	-1.11%	1.77%	1.32%
Institutional Class Return After Taxes on Distributions	-1.11%	1.74%	1.29%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	-0.72%	1.50%	1.12%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Russell 1000 Growth Index®
(reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

1	Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. Garcia Hamilton & Associates, L.P. is the investment Sub-adviser to the Fund.

Portfolio Managers

•	Daniel Kallus, Partner and Director of Equity Investments of the Sub-adviser, has managed the Fund since December 31, 2007.

•	Curt Rohrman, Partner and Portfolio Manager of the Sub-adviser, has managed the Fund since December 31, 2007.

4

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 4520 Main Street, Suite 1425, Kansas City, MO 64111) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Quality Growth Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is long-term capital appreciation. The Fund’s objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund.

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies. This policy will not be changed without 60 days’ prior written notice to shareholders. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

The Fund invests in the securities of issuers that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Sub-adviser’s opinion, generally unrecognized or misperceived by the market. The Sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company’s share price and takeover/asset value.

CONCEPTS TO UNDERSTAND

Growth Investing means to invest in stocks of companies that have exhibited faster than average earnings growth over the past few years and are expected to continue to show high levels of profit growth.

Common Stock is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

Market Capitalization of a company means the value of the company’s common stock in the stock market.

6

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

•	You are willing to tolerate significant fluctuations in the value of your investment

•	You are pursuing a long-term goal

•	You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

•	You want an investment that pursues market trends or focuses only on particular sectors or industries

•	You need regular income or stability of principal

•	You are pursuing a short-term goal or investing emergency reserves

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Small and Mid-Cap Risk. To the extent the Fund invests in underlying funds that invest in small and mid-cap companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

7

Temporary Defensive Position. The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

No Intention to be a “Sector Fund”. The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund’s policy is: (1) limit its investments in any industry or group of related industries to twenty-five percent (25%) of fund assets; and (2) if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%. The Fund will provide Shareholders with at least sixty (60) days notice of any change to this limitation.

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211 serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Garcia Hamilton & Associates, L.P.  Nashville Capital was formed in 1986 and, as of September 30, 2012, managed assets of over $103 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

8

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund, and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2012, the Adviser received an aggregate fee of 1.19% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s semi-annual report for the period ended February 29, 2012.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Garcia Hamilton & Associates, L.P. (“GHA”), under which GHA serves as the Fund’s Sub-adviser. The Adviser has retained GHA to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by portfolio managers employed by GHA. GHA is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding GHA and its portfolio managers’ business experience and educational background follow:

Garcia Hamilton & Associates, L.P. (“GHA”) at 5 Houston Center, 1401 McKinney, Suite 1600, Houston, Texas 77010, manages the portfolio of the Fund and has since March 1998. As of September 30, 2012, GHA manages over $3.2 billion for institutions and high net worth individuals and invests in high quality domestic securities.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and GHA is available in the Fund’s semi-annual report for the period ended February 29, 2012.

9

PORTFOLIO MANAGERS. Investment decisions of the Fund are made by GHA’s portfolio management team whose members are responsible for all aspects of the day-to-day management of the Fund. GHA has managed the Fund since its inception. The current portfolio management team has been managing the Fund since 2007. The members of the portfolio management team, Daniel Kallus and Curt Rohrman, have been part of the equity investment process since they joined GHA in 1997 and 2006, respectively.

DANIEL KALLUS, CFA, CIC. Mr. Kallus is the lead portfolio manager of the Fund. He is a 20-year veteran of the industry having worked at GHA (and its predecessor) for 15 years and previously at Shell Pension Trust, American Capital Management and Research, and Smith Barney’s Managed Money Division in Houston. Mr. Kallus was made a Partner of the Firm in 2004 and was named Director of Equity Investments in September 2008. His prior position was Equity Portfolio Manager. He has been a critical component of the equity process since he joined the Firm and was the architect of equity process enhancements implemented in early 2007. He oversees the GHA Equity Investment Team of two portfolio managers and a support staff that includes three equity analysts and one quantitative strategist. Mr. Kallus is a Chartered Financial Analyst and a Chartered Investment Counselor. He received a B.B.A. Summa Cum Laude in Finance from the University of Houston in 1993 and an M.B.A. from the University of Houston in 1997.

CURT ROHRMAN, CFA. Mr. Rohrman, a Partner and Portfolio Manager who has been with GHA (and its predecessor) since 2006 as an Equity Portfolio Manager, serves as the backup to Mr. Kallus and performs equity research for the Fund. Prior to joining GHA, from 2002-2005, Mr. Rohrman served as Senior Portfolio Manager responsible for growth and core equity strategies at Vaughan Nelson Investment Management. Mr. Rohrman is a Chartered Financial Analyst. He received a B.B.A. Summa Cum Laude in Finance and Marketing from Texas Christian University in 1984 and an M.B.A. from the University of Texas at Austin in 1988.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

Matrix 360 Administration, LLC (the “Transfer Agent”) provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 4520 Main Street, Suite 1425, Kansas City, MO 64111.

Matrix Capital Group, Inc. (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

10

YOUR ACCOUNT

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:
Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Overnight Address:
Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Distributor:
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170

Telephone us Toll-Free at:
(888) 263-5593

Wire investments
(or ACH payments) to:
Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

11

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

•	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

•
By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

•
Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

12

•	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	Submit a Corporate/Organization Resolution form or similar document.
Trusts	The trust must be established before an account can be opened. Provide a certified trust document, or the pages from the trust document that identify the trustees.

13

Investment Procedures

How to Open an Account	How to Add to Your Account
Check
Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).
Complete the application (and resolution form).
Mail us your application (and resolution form) and a check.
By Check Fill out an investment slip from a confirmation statement or write us a letter. Write your account number on your check. Mail us the slip (or your letter) and a check.
By Bank Wire
Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).
Complete the application (and resolution form).
Call us to fax the completed application (and resolution form) and we will assign you an account number.
Mail us your original application.
Instruct your bank to wire your money to us.
By Bank Wire Call to notify us of your incoming wire. Instruct your bank to wire your money to us.
By Systematic Investment Complete the Systematic Investment section of the application. Attach a voided check to your application. Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

14

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

15

Selling Shares

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail
•	Prepare a written request including:
•	Your name(s) and signature(s)
•	Your account number
•	The Fund name
•	The dollar amount or number of shares you want to sell
•	How and where to send your proceeds
•	Obtain a signature guarantee (if required)
•	Obtain other documentation (if required)
•	Mail us your request and documentation

By Bank Wire
•	Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
•	Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR
•	Mail us your request (See “By Mail”)

16

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)
•	Call us with your request (unless you declined telephone redemption privileges on your account application)
•	Provide the following information:
•	Your account number
•	Exact name(s) in which the account is registered
•	Additional form of identification
•	Your proceeds will be:
•	Mailed to you OR
•	Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically
•	Complete the systematic withdrawal section of the application
•	Attach a voided check to your application
•	Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

17

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

•	Request to redeem $100,000 or more;

•	Redemption from an account for which the address or account registration has changed within the last 30 days;

•	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

•	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

18

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail
•	Prepare a written request including:
•	Your name(s) and signature(s)
•	Your account number
•	The names of the funds you are exchanging
•	The dollar amount or number of shares you want to sell (and exchange)
•	If opening a new account, complete an account application if you are requesting different shareholder privileges
•	Mail us your request and documentation

By Telephone
•	Call us with your request (unless you declined telephone redemption privileges on your account application)
•	Provide the following information:
•	Your account number
•	Exact name(s) in which account is registered
•	Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

19

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own

20

tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% (scheduled to increase to 31% in 2013) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

21

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

MONTEAGLE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year:
Class I Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$8.71	$7.14	$6.85	$8.46	$8.84
Income (loss) from investment operations:
Net investment income (loss)	0.02	— (a)	— (a)	0.02	— (a)
Net realized and unrealized gain (loss) on investments	1.22	1.57	0.30	(1.62)	(0.38)
Total from investment operations	1.24	1.57	0.30	(1.60)	(0.38)
Less distributions:
From net investment income	— (b)	— (b)	(0.01)	(0.01)	—
Net asset value, end of period	$9.95	$8.71	$7.14	$6.85	$8.46
Total Return (c)	14.26%	22.02%	4.41%	(18.92%)	(4.30%)
Net assets, end of period (000's omitted)	$28,225	$22,765	$22,449	$11,196	$14,203
Ratio of operating expenses to average net assets:	1.33%	1.32%	1.29%	1.32%	1.25%
Ratio of net investment income (loss) to average net assets:	0.26%	0.02%	0.05%	0.31%	(0.05%)
Portfolio turnover rate	54%	62%	69%	39%	26%

(a)	Net investment income (loss) per share resulted in less than $0.01 per share.

(b)	Distributions per share were $(0.0016) for the year ended August 31, 2012 and $(0.0025) for the year ended August 31, 2011.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

22

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

•	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

•	The Fund’s investment adviser; and

•	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

23

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
(888) 263-5593 www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Fixed
Income Fund

Monteagle Informed
Investor Growth Fund

Monteagle Quality
Growth Fund

Monteagle Select
Value Fund

Monteagle Value Fund

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
420 LEXINGTON AVENUE
SUITE 601
NEW YORK, NY 10170
(888) 263-5593

24

Monteagle
Select Value Fund
Prospectus

December 28, 2012

Class I Shares: MVEIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
MORE INFORMATION ABOUT THE FUND	6
MANAGEMENT	8
YOUR ACCOUNT	10
DISTRIBUTIONS AND TAXES	20
FINANCIAL HIGHLIGHTS	22
NOTICE OF PRIVACY POLICY AND PROCEDURES	23
FOR MORE INFORMATION	24

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution [and/or Service] (12b-1) Fees	0.00%
Other Expenses	0.23%
Acquired (Underlying) Fund Fees and Expenses 1	0.01%
Total Annual Fund Operating Expenses1	1.44%

1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$147	$456	$787	$1,724

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund’s Sub-adviser believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

2

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2012 was 12.39%.

During the period shown in the bar chart, the highest quarterly return was 19.63% (for the quarter ended June 30, 2003) and the lowest return was -27.73% (for the quarter ended December 31, 2008).

3

Average Annual Total Returns
For Periods Ended December 31, 2011

The table below shows how the Fund’s average annual total returns compare to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Select Value Fund	1 Year	5 Years	10 Years 1
Institutional Class Return Before Taxes	-6.01%	-4.25%	2.51%
Institutional Class Return After Taxes on Distributions	-6.25%	-5.01%	1.86%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	-3.90%	-3.76%	1.94%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

1	Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. Parkway Advisors, LP is the investment Sub-adviser to the Fund.

Portfolio Managers

•	Theron R. Holladay, Chief Executive Officer of the Sub-Adviser, has managed the Fund since 2004.

•	Chad B. Hoes, Portfolio Manager of the Sub-Adviser, has managed the Fund since August, 2010.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 4520 Main Street, Suite 1425, Kansas City, MO 64111) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for each Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

4

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

More Information About The Fund

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Select Value Fund (the “Fund) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is long-term capital appreciation. The Fund’s objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund.

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of domestic companies. This policy will not be changed without 60 days’ prior written notice to shareholders. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are under-priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

CONCEPTS TO UNDERSTAND

Value Investing means to invest in stocks whose prices are low relative to stocks of comparable companies.

Common Stock is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

Price/Earnings Ratio means the per share ratio of a company’s current market capitalization to its annual earnings.

Market capitalization of a company means the value of the company’s common stock in the stock market.

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

•	You are willing to tolerate significant fluctuations in the value of your investment

6

•	You are pursuing a long-term goal

•	You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

•	You want an investment that pursues market trends or focuses only on particular sectors or industries

•	You need regular income or stability of principal

•	You are pursuing a short-term goal or investing emergency reserves

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

Temporary Defensive Position. The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

No Intention to be a “Sector Fund”. The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund’s policy is: (1) limit its investments in any industry

7

or group of related industries to twenty-five percent (25%) of fund assets; and (2) if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%. The Fund will provide Shareholders with at least sixty (60) days notice of any change to this limitation.

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211 serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Parkway Advisors, LP. Nashville Capital was formed in 1986 and, as of September 30, 2012, managed assets of over $103 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based upon the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

8

For the fiscal year ended August 31, 2012, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s semi-annual report for the period ended February 29, 2012.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Parkway Advisors, LP (“Parkway”), under which Parkway serves as the Fund’s Sub-adviser. The Adviser has retained Parkway to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by Parkway. Parkway is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Parkway and the business experience and educational background of the Fund’s portfolio managers follow:

Parkway Advisors, LP (“Parkway”) is a wholly owned subsidiary of Directors Investment Group, Inc., a holding company of several businesses which include insurance companies. Prior to May 2001, the staff of Parkway comprised the investment department of a related insurance company responsible for the management of assets for over 13 years. The investment department spun out of the insurance company, organized Parkway in April of 2001 and has been registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since May 16, 2001. As of September 30, 2012, Parkway manages client portfolios with assets in excess of $1.3 billion. Theron R. Holladay, CFA is the President and a Principal of Parkway.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and Parkway is available in the Fund’s semi-annual report for the period ended February 29, 2012.

Portfolio Managers. Theron R. Holladay and Chad B. Hoes are jointly and primarily responsible for the day-to-day management of the Fund.

9

Theron R. Holladay, CFA. Mr. Holladay has been with the Sub-adviser since its inception and worked with its predecessor operation. Mr. Holladay attended Hardin-Simmons University and received a Bachelor of Business Administration degree in Finance in 1993. His business background for the preceding five 5 years includes the following: Parkway Advisors, L.P., CEO / President from 07/10 – present and Chief Investment Officer from 04/01 to 07/10; Parkway Advisors Group, Inc., Vice President from 04/01 to present; Parkway Advisors Holdings, Inc., President from 07/10 – present and Vice President from 04/01 to 07/10. Mr. Holladay is a Chartered Financial Analyst.

Chad B. Hoes. Mr. Hoes attended Hardin-Simmons University and received a Bachelor of Business Administration degree with an emphasis in Finance in 2002. Mr. Hoes also holds an MBA from Texas A&M in Commerce, TX. His business background for the preceding five years includes the following: Parkway Advisors, L.P., Portfolio manager from 6/06 to present; Larwel Industries, Inc. (a family steel fabricating plant) from 11/04 to 5/06; Parkway Advisors, L.P. prior thereto.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

Matrix 360 Administration, LLC (the “Transfer Agent”) provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 4520 Main Street, Suite 1425, Kansas City, MO 64111.

Matrix Capital Group, Inc. (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other expenses (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

YOUR ACCOUNT

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

10

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

How to Contact the Fund

Write to us at:
Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Overnight Address:
Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Distributor:
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170

Telephone us Toll-Free at:
(888) 263-5593

Wire investments
(or ACH payments) to:
Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

11

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, traveler’s checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

•	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

•
By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

•
Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

•	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

12

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	Submit a Corporate/Organization Resolution form or similar document.
Trusts	The trust must be established before an account can be opened. Provide a certified trust document, or the pages from the trust document that identify the trustees.

13

Investment Procedures

How to Open an Account	How to Add to Your Account
Check
Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).
Complete the application (and resolution form).
Mail us your application (and resolution form) and a check.
By Check Fill out an investment slip from a confirmation statement or write us a letter. Write your account number on your check. Mail us the slip (or your letter) and a check.
By Bank Wire
Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).
Complete the application (and resolution form).
Call us to fax the completed application (and resolution form) and we will assign you an account number.
Mail us your original application.
Instruct your bank to wire your money to us.
By Bank Wire Call to notify us of your incoming wire. Instruct your bank to wire your money to us.
By Systematic Investment Complete the Systematic Investment section of the application. Attach a voided check to your application. Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

14

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

15

Selling Shares

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail
•	Prepare a written request including:
•	Your name(s) and signature(s)
•	Your account number
•	The Fund name
•	The dollar amount or number of shares you want to sell
•	How and where to send your proceeds
•	Obtain a signature guarantee (if required)
•	Obtain other documentation (if required)
•	Mail us your request and documentation

By Bank Wire
•	Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
•	Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR
•	Mail us your request (See “By Mail”)

16

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)
•	Call us with your request (unless you declined telephone redemption privileges on your account application)
•	Provide the following information:
•	Your account number
•	Exact name(s) in which the account is registered
•	Additional form of identification
•	Your proceeds will be:
•	Mailed to you OR
•	Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically
•	Complete the systematic withdrawal section of the application
•	Attach a voided check to your application
•	Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

17

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

•	Request to redeem $100,000 or more;

•	Redemption from an account for which the address or account registration has changed within the last 30 days;

•	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

•	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

18

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail
•	Prepare a written request including:
•	Your name(s) and signature(s)
•	Your account number
•	The names of the funds you are exchanging
•	The dollar amount or number of shares you want to sell (and exchange)
•	If opening a new account, complete an account application if you are requesting different shareholder privileges
•	Mail us your request and documentation

By Telephone
•	Call us with your request (unless you declined telephone redemption privileges on your account application)
•	Provide the following information:
•	Your account number
•	Exact name(s) in which account is registered
•	Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

19

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own

20

tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% (scheduled to increase to 31% in 2013) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

21

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

MONTEAGLE SELECT VALUE FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year:
Class I Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$10.16	$8.78	$8.30	$11.63	$15.67
Income (loss) from investment operations:
Net investment income	0.13	0.04	0.01	0.07	0.13
Net realized and unrealized gain (loss) on investments	0.78	1.37	0.48	(3.30)	(2.11)
Total from investment operations	0.91	1.41	0.49	(3.23)	(1.98)
Less distributions:
From net investment income	(0.12)	(0.03)	(0.01)	(0.10)	(0.12)
From net realized gains on investments	—	—	—	—	(1.94)
Total distributions	(0.12)	(0.03)	(0.01)	(0.10)	(2.06)
Net asset value, end of period	$10.95	$10.16	$8.78	$8.30	$11.63
Total Return (a)	9.01%	15.99%	5.99%	(27.76%)	(14.01%)
Net assets, end of period (000's omitted)	$10,177	$9,793	$8,265	$8,312	$11,502
Ratio of operating expenses to average net assets:	1.43%	1.40%	1.37%	1.33%	1.26%
Ratio of net investment income to average net assets:	1.23%	0.35%	0.18%	0.96%	1.00%
Portfolio turnover rate	8%	87%	2%	108%	71%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

22

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

•	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

•	The Fund’s investment adviser; and

•	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

23

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
(888) 263-5593 www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Fixed
Income Fund

Monteagle Informed
Investor Growth Fund

Monteagle Quality
Growth Fund

Monteagle Select
Value Fund

Monteagle Value Fund

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
420 LEXINGTON AVENUE
SUITE 601
NEW YORK, NY 10170
(888) 263-5593

24

Monteagle
Value Fund
Prospectus

December 28, 2012

Class I Shares: MVRGX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense

FUND SUMMARY	1
MORE INFORMATION ABOUT THE FUND	7
MANAGEMENT	9
YOUR ACCOUNT	12
DISTRIBUTIONS AND TAXES	21
FINANCIAL HIGHLIGHTS	23
NOTICE OF PRIVACY POLICY AND PROCEDURES	24
FOR MORE INFORMATION	25

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Value Fund (the “Fund”) is long term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution [and/or Service] (12b-1) Fees	0.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.43%

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$146	$452	$782	$1,713

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

A long-term (or “buy and hold”) approach is used to manage the Fund’s portfolio. The Fund invests primarily in common stocks of small, medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that are believed to be undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index®. A stock will be sold when it is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

It is the Fund’s policy to limit investment in any one industry or group of related industries to no more than 25% of the portfolio. In light of and subject to that limitation, the Fund may make significant investments in certain industries or group of industries from time to time. For example, the Fund is currently below the limitation but has a significant position in the energy sector, which may change in the near or distant future. It is not the intent of the Fund to be a sector fund.

Principal Risks

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Company Risk. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

2

Portfolio Turnover Risk. Generally, the Fund intends to invest for long-term purposes. However, the Fund’s rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Sub-adviser believes that portfolio changes are necessary or appropriate. Periods of portfolio “repositioning” may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Small and Mid Capitalization Risk. The Fund may invest in mid-capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.

Sector Risks. While the Fund will not concentrate its investments in any one industry or group of related industries by investing more than 25% of the portfolio, the Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

3

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Unified Series Trust acquired all the assets and liabilities of the Monteagle Value Fund, a series of AmeriPrime Advisors Trust (the “AmeriPrime Predecessor Fund”), in a tax-free reorganization effective as of September 26, 2005. The Monteagle Funds acquired all the assets and liabilities of the Monteagle Value Fund, a series of Unified Series Trust (the “Unified Predecessor Fund”), in a tax-free reorganization effective as of July 14, 2006. The Fund is a continuation of the AmeriPrime Predecessor Fund and Unified Predecessor Fund (collectively the “Predecessor Funds”) and, therefore, the bar chart includes the returns of the Predecessor Funds.

The following chart shows the total return of the Fund for the past ten calendar years.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2012 was 12.49%.

During the period shown in the bar chart, the highest quarterly return was 18.21% (for the quarter ended June 30, 2003) and the lowest return was -27.28% (for the quarter ended December 31, 2008).

4

Average Annual Total Returns
For the periods ended December 31, 2011

The table that follows shows how the Fund’s average annual total returns compare to those of the S&P 500 Index® and the Russell 2000 Value Index®. The Russell 2000 Value Index®, which tracks stocks in the Russell 2000 Index® with lower price-to-book ratios and lower forecasted growth values, is provided as a supplemental benchmark because is it reflective of the market for value stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Value Fund	1 Year	5 Years	10 Years1,2
Institutional Class Return Before Taxes	-4.31%	-0.04%	4.50%
Institutional Class Return After Taxes on Distributions	-7.56%	-1.35%	3.60%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	0.91%	-0.33%	3.62%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Russell 2000 Value Index®
(reflects no deduction for fees, expenses or taxes)	-5.50%	-1.87%	6.40%

1	Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

2	Includes returns of the AmeriPrime Predecessor Fund and the Unified Predecessor Fund.

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. Robinson Investment Group, Inc. is the investment Sub-adviser to the Fund.

Portfolio Managers

•	Russell L. Robinson, President of the sub-adviser, has managed the Fund since inception.

5

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 4520 Main Street, Suite 1425, Kansas City, MO 64111) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

More Information About The Fund

Additional Information About the Investment Objectives, Strategies and Risks.

The Fund is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund.

The investment objective of the Fund is long term growth of capital.

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of domestic companies. This policy will not be changed without 60 days’ prior written notice to shareholders. The Fund seeks to invest in common stocks of small, medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that the Fund believes are undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index®.

Using a value approach, the Fund seeks to invest in stocks that are under-priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Fund’s Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Fund’s Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

It is the Fund’s policy to limit investment in any one industry or group of related industries to no more than 25% of the portfolio. In light of and subject to that

7

limitation, the Fund may make significant investments in certain industries or group of industries from time to time. For example, the Fund is currently below the limitation but has a significant position in the energy sector, which may change in the near or distant future. It is not the intent of the Fund to be a sector fund.

CONCEPTS TO UNDERSTAND

Value Investing means to invest in stocks whose prices are low relative to stocks of comparable companies.

Common Stock is ownership shares in a corporation that are sold initially by the corporation and then traded by investors.

Price/Earnings Ratio means the per share ratio of a company’s current market capitalization to its annual earnings.

Market capitalization of a company means the value of the company’s common stock in the stock market.

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

•	You are a long-term investor seeking a fund with a value investment strategy

•	You are an investor willing to accept significant fluctuations in the value of your investment

•	You are an investor who can tolerate the greater risks associated with common stock investments

The Fund may not be appropriate for you if:

•	You want an investment that pursues market trends or focuses only on particular sectors or industries

•	You need regular income or stability of principal

•	You are pursuing a short-term goal or investing emergency reserves

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

8

Small and Mid-Cap Risk. To the extent the Fund invests in underlying funds that invest in small and mid-cap companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Volatility Risk. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

Temporary Defensive Position. The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

No Intention to be a “Sector Fund”. The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund’s policy is: (1) limit its investments in any industry or group of related industries to twenty-five percent (25%) of fund assets; and (2) if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%. The Fund will provide Shareholders with at least sixty (60) days notice of any change to this limitation.

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

9

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Robinson Investment Group, Inc. Nashville Capital was formed in 1986 and, as of September 30, 2012, managed assets of over $103 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, Securities and Exchange Commission (“SEC”) registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2012, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s semi-annual report for the period ended February 29, 2012.

10

Sub-Adviser / Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Robinson Investment Group, Inc. (“Robinson”), under which Robinson serves as the Fund’s Sub-adviser. The Adviser has retained Robinson to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the Robinson. Robinson is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Robinson and the business experience and educational background of the Fund’s portfolio manager follow:

Robinson Investment Group, Inc. (“Robinson”) at 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, manages the portfolio of the Fund and has since its inception. Robinson was founded in 1996 and serves individuals, financial institutions, pension plans, corporations and other business entities. As of September 30, 2012, Robinson had approximately $105 million in assets under management.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and Robinson is available in the Fund’s semi-annual report for the period ended February 29, 2012.

Portfolio Manager. Investment decisions of the Fund are made by the Fund’s portfolio manager who is responsible for all aspects of the day-to-day management of the Fund. Mr. Russell L. Robinson is the Fund’s portfolio manager. Mr. Robinson has managed the Fund since the inception of the Fund (December 1999). Mr. Robinson has been the President of Robinson Investment Group since 1996. He was the Director of Investment Strategy of Nashville Capital from 1990 to 1996.

The Fund’s Statement of Additional Information contains further details about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Other Service Providers

Matrix 360 Administration, LLC (the “Transfer Agent”) provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 4520 Main Street, Suite 1425, Kansas City, MO 64111.

Matrix Capital Group, Inc. (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

11

YOUR ACCOUNT

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”), next calculated after receipt of your purchase order in proper form. If your purchase order is received in proper form, prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:
Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Overnight Address:
Monteagle Funds
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

Distributor:
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170

Telephone us Toll-Free at:
(888) 263-5593

Wire investments
(or ACH payments) to:
Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

12

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

•	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

•
By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

•
Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

13

•	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	Submit a Corporate/Organization Resolution form or similar document.
Trusts	The trust must be established before an account can be opened. Provide a certified trust document, or the pages from the trust document that identify the trustees.

14

Investment Procedures

How to Open an Account	How to Add to Your Account
Check
Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).
Complete the application (and resolution form).
Mail us your application (and resolution form) and a check.
By Check Fill out an investment slip from a confirmation statement or write us a letter. Write your account number on your check. Mail us the slip (or your letter) and a check.
By Bank Wire
Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).
Complete the application (and resolution form).
Call us to fax the completed application (and resolution form) and we will assign you an account number.
Mail us your original application.
Instruct your bank to wire your money to us.
By Bank Wire Call to notify us of your incoming wire. Instruct your bank to wire your money to us.
By Systematic Investment Complete the Systematic Investment section of the application. Attach a voided check to your application. Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

15

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

16

Selling Shares

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail
•	Prepare a written request including:
•	Your name(s) and signature(s)
•	Your account number
•	The Fund name
•	The dollar amount or number of shares you want to sell
•	How and where to send your proceeds
•	Obtain a signature guarantee (if required)
•	Obtain other documentation (if required)
•	Mail us your request and documentation

By Bank Wire
•	Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
•	Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR
•	Mail us your request (See “By Mail”)

17

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)
•	Call us with your request (unless you declined telephone redemption privileges on your account application)
•	Provide the following information:
•	Your account number
•	Exact name(s) in which the account is registered
•	Additional form of identification
•	Your proceeds will be:
•	Mailed to you OR
•	Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically
•	Complete the systematic withdrawal section of the application
•	Attach a voided check to your application
•	Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

18

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

•	Request to redeem $100,000 or more;

•	Redemption from an account for which the address or account registration has changed within the last 30 days;

•	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

•	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

19

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail
•	Prepare a written request including:
•	Your name(s) and signature(s)
•	Your account number
•	The names of the funds you are exchanging
•	The dollar amount or number of shares you want to sell (and exchange)
•	If opening a new account, complete an account application if you are requesting different shareholder privileges
•	Mail us your request and documentation

By Telephone
•	Call us with your request (unless you declined telephone redemption privileges on your account application)
•	Provide the following information:
•	Your account number
•	Exact name(s) in which account is registered
•	Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

20

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors).

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own

21

tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% (scheduled to increase to 31% in 2013) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (including the Predecessor Fund), assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

MONTEAGLE VALUE FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year:
Class I Shares	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$15.55	$13.41	$12.34	$16.67	$19.44
Income (loss) from investment operations:
Net investment income	0.18	0.14	0.11	0.13	0.07
Net realized and unrealized gain (loss) on investments	0.78	2.13	1.09	(4.35)	(0.97)
Total from investment operations	0.96	2.27	1.20	(4.22)	(0.90)
Less distributions:
From net investment income	(0.18)	(0.13)	(0.13)	(0.11)	(0.11)
From net realized gains on investments	(3.02)	—	—	—	(1.76)
Total distributions	(3.20)	(0.13)	(0.13)	(0.11)	(1.87)
Net asset value, end of period	$13.31	$15.55	$13.41	$12.34	$16.67
Total Return (a)	8.64%	16.95%	9.72%	(25.19%)	(5.14%)
Net assets, end of period (000's omitted)	$14,346	$14,216	$14,263	$13,645	$19,417
Ratio of operating expenses to average net assets:	1.43%	1.40%	1.32%	1.31%	1.25%
Ratio of net investment income to average net assets:	1.31%	0.84%	0.83%	1.17%	0.40%
Portfolio turnover rate	27%	18%	30%	6%	0%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

23

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

•	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

•	The Fund’s investment adviser; and

•	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

24

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
(888) 263-5593 www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Fixed
Income Fund

Monteagle Informed
Investor Growth Fund

Monteagle Quality
Growth Fund

Monteagle Select
Value Fund

Monteagle Value Fund

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
420 LEXINGTON AVENUE
SUITE 601
NEW YORK, NY 10170
(888) 263-5593

25

STATEMENT OF ADDITIONAL INFORMATION

December 28, 2012

Monteagle Fixed Income Fund Class I Shares: MFHRX	Monteagle Quality Growth Fund Class I Shares: MFGIX
Monteagle Informed Investor Growth Fund Class I Shares: MIIFX	Monteagle Select Value Fund Class I Shares: MVEIX
Monteagle Value Fund Class I Shares: MVRGX

FUND INFORMATION MONTEAGLE FUNDS Matrix Capital Group, Inc. 4520 Main Street Suite 1425 Kansas City, MO 64111-1859 (888) 263-5593	INVESTMENT ADVISER Nashville Capital Corporation 2506 Winford Ave. Nashville, TN 37211 (800) 459-9084

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES
MONTEAGLE FUNDS
Matrix Capital Group, Inc.
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859
(888) 263-5593

This Statement of Additional Information or SAI supplements the Prospectuses as of December 28, 2012, as may be amended from time to time, offering shares of Monteagle Fixed Income Fund, Monteagle Informed Investor Growth Fund, Monteagle Quality Growth Fund, Monteagle Select Value Fund and Monteagle Value Fund (collectively the "Funds" or singularly the "Fund"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained, without charge, by contacting Shareholder Services at the address or telephone number listed above.

Financial Statements of the Funds for the year ended August 31, 2012, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Additional copies of the Annual Report may be obtained, without charge, by contacting Shareholder Services at the address or telephone number listed above.

INVESTMENT POLICIES AND RISKS	1
INVESTMENT LIMITATIONS	13
PERFORMANCE DATA AND ADVERTISING	16
MANAGEMENT	17
PORTFOLIO TRANSACTIONS	31
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	35
TAXATION	38
OTHER MATTERS	50
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B - MISCELLANEOUS TABLES	B-1
APPENDIX C - PERFORMANCE DATA	C-1
APPENDIX D - PROXY VOTING PROCEDURES	D-1

GLOSSARY

"Administrator" or "Transfer Agent" means the administrator, transfer agent, dividend disbursing agent and fund accountant of each Fund.

"Adviser" means Nashville Capital Corporation.

"Board" means the Board of Trustees of the Trust.

“CEA” means the Commodity Exchange Act, as amended.

"CFTC" means the U.S. Commodities Futures Trading Commission.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means the custodian of each Fund's assets.

"Distributor" means the principal underwriter of each Fund.

"ETF" means Exchange Traded Fund.

"Fitch" means Fitch Ratings.

"Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.

"Funds" means each series of the Trust, collectively, as identified on the cover page of the SAI.

"Moody's" means Moody's Investors Service, Inc.

"NAV" means net asset value.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Sub-adviser" means Parkway Advisors, LP, Garcia Hamilton & Associates, L.P., Howe and Rusling, Inc., Robinson Investment Group, Inc., or T.H. Fitzgerald & Co., as appropriate.

"Trust" means Monteagle Funds.

"Trustees" means the Board of Trustees of the Trust.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS

The following discussion supplements the disclosure in the Prospectuses about each Fund's investment techniques, strategies and risks.

SECURITY RATINGS INFORMATION

The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Funds hold. To limit credit risk, each Fund generally may only invest its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser or Sub-adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. Each Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser or Sub-adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser or Sub-adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

The Fixed Income Fund invests only in investment grade intermediate term fixed income securities and maintains an average maturity of bonds and notes (on a dollar weighted basis) of between 3 and 8 years; specifically, rated at least Aa or higher by Moody's or AA or higher by S&P for municipal bonds and A or higher by Moody's or A or higher by S&P for corporate bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, mortgaged-backed (and similar securities), taxable municipal bonds and corporate debt securities, but no more than 70% in any one category.

Moody's, S&P, Fitch and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by the NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser or Sub-adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser or Sub-adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

TEMPORARY DEFENSIVE POSITION

A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by a NRSRO or, if not rated, determined by the Adviser or Sub-adviser to be of comparable quality. The Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of $1 billion and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

The Monteagle Informed Investor Growth Fund may hold all or a portion of its assets in broad market index ETFs, money market instruments, securities of no-load mutual funds or repurchase agreements. The Sub-adviser has used ETF’s; however, the Sub-adviser views ETF’s as risky investments because they are more volatile – particularly those that are leveraged or inversely related to the market. To address this risk, the Sub-adviser has strict sell procedures in place. If the Monteagle Informed Investor Growth Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. To the extent the Monteagle Informed Investor Growth Fund invests in ETFs that are leveraged, you are exposed to the risk that any adverse daily performance of a Fund’s target index will be leveraged. This means that, if the ETF’s target index experiences adverse daily performance, the Fund’s investment in the ETF will be reduced by a greater amount for every adverse performance. Further, purchasing shares during a day may result in greater exposure to the performance of the target index if the target index moves in a direction adverse to the ETF between the close of the markets on one trading day and before the close of the markets on the next trading day. A short ETF is designed to profit from a transaction in which the ETF borrows securities from a broker and sells the borrowed securities. To the extent the Monteagle Informed Investor Growth Fund invests in ETFs that are short (profit from the decline in the price of particular index) the market, you are exposed to the ETF’s risk that if the market price of the underlying security goes down between the time it sells the security and buys it back, the ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the ETF will realize a loss on the transaction – which may adversely affect its performance.

HEDGING AND OPTION INCOME STRATEGIES

A Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. A Fund accomplishes a hedge by purchasing options or writing (selling) covered options on securities in which it has invested or on any securities index based in whole or in part on securities in which the Fund may invest. Options may trade on an exchange or the over-the-counter market.

No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, no Fund may sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

The Funds may write covered options. An option is covered if, as long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities with a value at all times sufficient to cover the Fund's obligation under the option.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

In General

A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security (or a cash amount equal to the value of the index) against payment of the exercise price during the option period.

A put option gives its purchaser, in return for a premium, the right to sell the underlying security (or index) at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security (or receive a cash amount equal to the value of the index), upon exercise at the exercise price during the option period.

The amount of premium received or paid for an option is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period and interest rates.

There are a limited number of options contracts on securities indices and option contracts may not be available on all securities that a Fund may own or seek to own.

Covered Call and Hedging

Each Fund may purchase or sell (write) put and call options on securities to seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. Hedging or option income strategies include the writing and purchase of exchange-traded and over-the-counter options on individual securities or financial indices. Whether or not used for hedging purposes, these investment techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options do not follow the price movements of the portfolio securities subject to the hedge; and (2) possible losses resulting from the inability of the Adviser or Sub-adviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies. Use of these instruments is subject to regulation by the SEC and the several options exchanges upon which options are traded.

Except as otherwise noted in this SAI, the Funds will not use leverage in their options and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless at least one of the following conditions is met: (i) the Fund owns either an offsetting ("covered") position; or (ii) the Fund owns cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options Strategies

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that the Fund's Adviser or Sub-adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

Risks

A Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

•	Dependence on the Adviser or Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.

•
Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.

•	The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest.

•
Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

•	The possible need to defer closing out of certain options to avoid adverse tax consequences.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

COMMODITY INTERESTS

The Funds currently do not invest in futures contracts, options on futures contracts, swaps or other instruments that would be regarded as “commodity interests” under the CEA and the rules thereunder, and are thus not “commodity pools” under the CEA. As a result, neither the Adviser nor any of the Sub-advisers has registered with the CFTC as a “commodity pool operator” nor filed notices of eligibility for exemption under CFTC Rule 4.5 as a consequence of their activities for the Funds. If in the future a Fund intends to invest in “commodity interests,” it will do so in accordance with the requirements of Rule 4.5 or other applicable CFTC rules.

CONVERTIBLE SECURITIES

The Funds may only invest in convertible securities that are investment grade.

In General

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Convertible securities also are subject to the risks of debt securities. Changes in interest rates could adversely affect a convertible security's value and an issuer may default on payments of interest or principal.

Value of Convertible Securities

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

ILLIQUID AND RESTRICTED SECURITIES

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

In General

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, options purchased over-the-counter, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Adviser or Sub-adviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

Risks

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser or Sub-adviser to be liquid, can become illiquid.

Determining Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser or Sub-adviser, pursuant to guidelines approved by the Board. The Adviser or Sub-adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser or Sub-adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser or Sub-adviser may determine that the securities are not illiquid.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Monteagle Fixed Income Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

Risks

The use of when-issued transactions and forward commitments enables the Monteagle Fixed Income Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Adviser or Sub-adviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the current market values.

The Monteagle Fixed Income Fund enters into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of the Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

The Monteagle Fixed Income Fund will establish and maintain a separate account with cash, U.S. Government Securities and other liquid securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis. Except for dollar roll transactions, which are described below, the Fund will limit its investments in when-issued and forward commitment securities to 15% of the value of the Fund's total assets.

DOLLAR ROLL TRANSACTIONS

The Monteagle Fixed Income Fund may enter into dollar roll transactions in which the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the Fund, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. If the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. The Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

MISCELLANEOUS FIXED INCOME SECURITIES

U.S. Government Securities

The Funds, if assuming a temporary defensive position, may invest in U.S. Government Securities, including U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae"). Generally, the Monteagle Fixed Income Fund will not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

Variable and Floating Rate Securities

The Monteagle Fixed Income Fund may invest in securities that pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to reduce fluctuations in its net asset value. Variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

There may not be an active secondary market for certain floating or variable rate instruments which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Fund's Adviser or Sub-adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Demand Notes

The Monteagle Fixed Income Fund may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although the Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. The Fund's Adviser or Sub-adviser continuously monitors the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

Zero-Coupon Securities

The Monteagle Fixed Income Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser or Sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Mortgage-Backed Securities

The Funds intend to invest only in mortgage-backed securities issued by the U.S. Government or Government-related issuers described below.

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

Government and Government-Related Guarantors

The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

Privately Issued Mortgage-Backed Securities

These include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

Underlying Mortgages

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Liquidity and Marketability

Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

Average Life and Prepayments

The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

Yield Calculations

Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

Adjustable Rate Mortgage-Backed Securities

Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

Collateralized Mortgage Obligations ("CMOS")

CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets").

CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

Asset-Backed Securities

These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

SECURITIES LENDING

The Funds may make loans of their portfolio securities (in an amount up to 33 1/3% of Fund assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Sub-Adviser. Furthermore, loans will only be made if, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) a Fund may pay only reasonable fees in connection with the loan; and (6) a Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Sub-Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a non-fundamental policy of a Fund without shareholder approval.

FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

Issuance of Senior Securities

No Fund may issue senior securities except as: i) permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff; and ii) to the extent a Fund may borrow money subject to its investment limitation on borrowing.

Underwriting Activities

No Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

Concentration

No Fund may purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

Purchases and Sales of Real Estate

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

Purchases and Sales of Commodities

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

Making Loans

No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

Diversification

Each Fund (except the Monteagle Informed Investor Growth Fund) is "diversified" as that term is defined in the 1940 Act. This means that each Fund (except the Monteagle Informed Investor Growth Fund) may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation). The Monteagle Informed Investor Growth Fund is non-diversified and as a result the foregoing requirements do not apply to the Informed Investor Growth Fund.

NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

Borrowing

No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Illiquid Securities

No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

Short Sales

No Fund may make short sales of securities (except short sales against the box). The Monteagle Informed Investor Growth Fund assets may be invested in broad market index exchange traded funds ("ETFs") -- including ETFs that are leveraged or inversely related to the market. These investments do not constitute a deviation from this non-fundamental policy.

Sector Concentration

The Funds are not intended to be a "Sector Fund" (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Funds' policy is: (1) limit its investments in any industry or group of related industries to twenty-five percent (25%) of fund assets; and (2) if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%. The Funds will provide Shareholders with at least sixty (60) days notice of any change to this limitation.

Purchases on Margin

No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options.

Unseasoned Issuers

No Fund may invest more than 5% of the value of the Fund's total assets in securities (other than fully collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years.

Pledging

No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options and collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

Oil, Gas or Mineral

No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs.

PERFORMANCE DATA AND ADVERTISING

PERFORMANCE DATA

A Fund may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

•
Data published by independent evaluators such as Morningstar, Inc., Lipper, IBC/Donohue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

•	The performance of other mutual funds.

•
The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500® Index, the Russell 2000® Index, the Russell MidcapTM Index, the Russell 1000® Value Index, the Russell 1000® Growth Index, the Russell 2500® Index, the Morgan Stanley Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Barclays Capital Intermediate Government Bond Index (formerly the Lehman Brothers Intermediate Government Bond Index), the Barclays Capital Government Bond Index (formerly the Lehman Brothers Government Bond Index), U.S.

Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser or Sub-adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

A Fund's performance may be quoted in terms of yield or total return. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for all Funds, each Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period.

A listing of certain performance data as of August 31, 2012, is contained in Appendix C - Performance Data.

MANAGEMENT

The business of the Trust is conducted under the direction of the Board. The officers and Trustees of the Trust may be directors, officers or employees of (and persons providing services to the Trust may include) the Adviser, the Sub-Advisers and the Distributor and their affiliates.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Board in compliance with the laws of the state of Delaware.

The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Board has also designated Mr. Brian J. Green, who is an Independent Trustee, as its Chairman. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

Each Trustee is a disinterested Trustee. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees. Based on the experiences of the Trustees as described below, the Trust concluded that each of the individuals described below should serve as a Trustee.

Disinterested Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Larry J. Anderson 4208 College Avenue Snyder, Texas 79549 Age 64	Trustee	Since 11-29-02	Certified Public Accountant, Anderson & West, P.C. January 1985 to present	5	None
Brian J. Green 158 Cypress Abilene, Texas 79601 Age 54	Chairman and Trustee	Since 11-29-02	Restaurateur, Cypress Street Station, February 1993 to present	5	None
Charles M. Kinard 1725 Richland Drive Abilene, Texas 79603 Age 69	Trustee	Since 11-29-02	Retired; Senior Vice President and Trust Officer, First National Bank of Abilene until December 1998	5	None

All members of the Board of Trustees were elected by shareholders on November 29, 2002.

The disinterested Trustees are members of the Valuation Committee, which is responsible for monitoring the value of the Funds' assets and, if necessary between Board meetings, taking emergency action to value securities. The Valuation Committee was not required to meet during the most recent fiscal year.

The disinterested Trustees are the members of the Nominating Committee, which is responsible for overseeing the composition of both the Board as well as the various committees of the Trust to ensure that these positions are filled by competent and capable candidates. The Nominating Committee was not required to meet during the Trust's most recent fiscal year. The Nominating Committee does not generally consider for nomination candidates proposed by shareholders for election as Trustees.

The disinterested Trustees are the members of the Audit Committee, which is responsible for meeting with the Trust's independent registered public accounting firm to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accounting firm, or other results of any audit; (c) consider the accounting firm's comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (d) review any form of opinion the accounting firm proposes to render to the Trust. The Audit Committee met twice during the Trust's most recent fiscal year.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Charles M. Kinard – Mr. Kinard has over 35 years of business experience, including as a trust officer in a Bank Trust Department. He previously served in various banking positions associated with trust funds and securities transfer activity. Mr. Kinard was selected to serve as Trustee of the Trust based primarily on his considerable knowledge of operational, management and trust governance issues.

Larry J. Anderson, CPA – Mr. Anderson is a Certified Public Accountant. He has more than 35 years of experience in the financial, auditing and accounting industries; including an owner/partner in an accounting firm. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s accounting, audit and investments.

Brian J. Green – Mr. Green has over 33 years of experience in owning and consulting on business investments. He has founded and operated several businesses. Mr. Green was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of business operations and investments.

The following sets forth ranges representing each Trustee’s beneficial ownership of Fund Shares as of December 3, 2012. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Trustee	Monteagle Fixed Income Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Value Fund	Monteagle Informed Investor Growth Fund
Larry J. Anderson	A	A	A	A	A
Brian J. Green	A	A	A	A	C
Charles M. Kinard	A	A	A	A	A

As of December 3, 2012, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of each Fund's outstanding shares.

Executive Officers

Name, Address, and Age	Position with the Trust	Principal Occupation(s) during Past 5 Years
Paul B. Ordonio, JD Age 45	President, CCO
Nashville Capital Corporation, VP of Development since 05/09 and Chief Compliance Officer since 12/11 to present; Matrix Capital Group, Inc., Representative 05/09 to present; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Parkway Advisors, L.P., VP & Counsel from 08/02 to 05/09; Parkway Advisors Group, Inc., VP and Counsel from 08/02 to 05/09. Parkway Holdings, VP from 08/02 to 05/09; Ultimus Fund Distributors, Representative 02/07 to 05/09.

David F. Ganley Age 65	Secretary, AML Compliance Officer
Matrix 360 Administration LLC, Member 8/10 to present, Matrix Capital Group, Inc., Senior Vice President, 1/05 to present; Capital Management Investment Trust, Secretary, 5/08 to present; Congressional Effect Fund, Chief Compliance Officer 5/08 to present; Mutual Fund Series Trust, Secretary, Treasurer and Chief Compliance Officer 7/06 to 4/12; Epiphany Funds, Chief Compliance Officer and Secretary 12/06 to 3/10; and 360 Funds, Chief Compliance Officer 4/05 to present.

Larry E. Beaver, Jr. Age 43	Treasurer, CFO
Matrix 360 Administration LLC, Director of Accounting and Administration 8/10 to present, Matrix Capital Group, Inc., Director of Accounting and Administration 1/05 to 7/10; Capital Management Investment Trust, Treasurer 5/08 to present; Epiphany Funds, Chief Financial Officer and Treasurer 7/07 to 3/10; Congressional Effect Fund, Treasurer 5/08 to present; AMIDEX Funds, Inc., Chief Accounting Officer 5/03 to present.

COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid $1,000 for each quarterly meeting attended and $500 for each special meeting attended. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

The Trust’s policy is that any future Trustees that are affiliated with the Adviser or Sub-adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay 50% of the compensation of the Trust's Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust and the only Trust officer who receives compensation from the Trust, for the year ended August 31, 2012:

Name of Person (Position)	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson (Trustee)	$12,000	$0	$0	$12,000
Brian J. Green (Trustee)	$12,000	$0	$0	$12,000
Charles M. Kinard (Trustee)	$12,000	$0	$0	$12,000
Paul B. Ordonio, JD (Chief Compliance Officer)1	$82,500	$0	$0	N/A

1
The Funds pay $82,500 annually for CCO services. Each Fund pays $5,000 with the remaining $57,500 allocated to the Funds based on aggregate average daily net assets. The Funds also paid a special prepaid retainer of $37,500 to the CCO in April 2011 in order to maintain the CCO’s services for the period from May 1, 2011 through April 30, 2012. The payment was allocated among the Funds based on their respective net assets on payment date.

INVESTMENT ADVISER

Services of Adviser

Nashville Capital Corporation ("Nashville Capital") serves as investment adviser to each Fund pursuant to a Management Agreement dated May 1, 2009 ("Management Agreement") with the Trust. Under such Agreement, Nashville Capital furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

Ownership of Adviser

Nashville Capital, located at 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment manager to the Funds. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds.

Nashville Capital was formed in 1986 and, as of September 30, 2012, managed assets of over $103 million for financial institutions. The following persons may be deemed to be control persons of Nashville Capital: Larry C. Catlett, due to his position as president and a shareholder of Nashville Capital; Micah D. White, due to his position as investment analyst and a shareholder of Nashville Capital; Paul B. Ordonio, due to his position as Chief Compliance Officer of Nashville Capital. The general nature of each of these person’s business is financial services.

Fees

Nashville Capital receives an advisory fee at an annual rate outlined in the charts below of the average daily net assets of the Funds. Table 1A in Appendix B shows the dollar amount of fees paid by the Trust to the Adviser, the amount of fees waived by the Adviser and the actual fees retained by the Adviser. The Adviser's fees are calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

MONTEAGLE FIXED INCOME FUND

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)
First $50 million	0.965%
$50 million to $100 million	0.845%
Over $100 million	0.775%

MONTEAGLE QUALITY GROWTH FUND
MONTEAGLE VALUE FUND
MONTEAGLE SELECT VALUE FUND
MONTEAGLE INFORMED INVESTOR GROWTH FUND

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

In addition to receiving advisory fees from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in a Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from such investor.

Other Provisions of the Management Agreements

Subject to the Management Agreements between the Trust and the Adviser, the Adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage, taxes, borrowing costs (such as (a) interest and (b)

dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the base compensation of the Trust’s CCO and extraordinary expenses. The Funds may also pay 100% of any extraordinary expenses associated with the CCO’s duties including extraordinary expenses associated with retention or other bonuses.

The Management Agreement was approved by shareholders on April 17, 2009 and shall continue in effect for two years from such date. Thereafter, the Management Agreement must be approved at least annually by the Board or by vote of shareholders, and in either case by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party. The Management Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice to the Adviser when authorized either by vote of a majority of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Trust. The Management Agreement will terminate immediately upon its assignment.

SUB-ADVISERS

To assist the Adviser in carrying out its responsibilities, the Adviser has retained the following Sub-advisers to render advisory services and make daily investment decisions for each Fund pursuant to Sub-Advisory Agreements with the Adviser. The continuance of the Sub-Advisory Agreements must be approved at least annually by the Board or by vote of shareholders of the applicable Fund, and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.

PARKWAY ADVISORS, LP ("PARKWAY"), located in Abilene Texas, subadvises the portfolio of the Monteagle Select Value Fund. Parkway has been registered with the SEC as an investment adviser since May 16, 2001. As of September 30, 2012, Parkway Advisors manages client portfolios with assets in excess of $1.3 billion. Theron R. Holladay is President and a Principal of PARKWAY. Chad B. Hoes is a Portfolio Manager with PARKWAY. They are responsible for management of the portfolio. Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, own PARKWAY, a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other subsidiary companies. Its operations are divided among companies involved in real estate, aviation, capital ventures and the like. None of the affiliate companies or holding company participates in the day-to-day management or the investment process of PARKWAY. Nashville Capital pays PARKWAY a sub-advisory fee equal to 0.50% per annum of the Fund's average daily net assets.

GARCIA HAMILTON & ASSOCIATES, L.P. ("GHA"), located in Houston, Texas, subadvises the portfolio of the Monteagle Quality Growth Fund. GHA is a limited partnership formed under the laws of Delaware that is registered as an investment adviser under the Investment Advisers Act of 1940. As of September 30, 2012, GHA managed assets over $3.2 billion for institutions and high net worth individuals. The six internal partners of GHA, led by Gilbert A. Garcia, Managing Partner, is deemed to control GHA. For its services, GHA receives a sub-advisory fee from Nashville Capital Corporation at an annual rate of 0.30% of the Fund's average daily net assets.

ROBINSON INVESTMENT GROUP, INC. ("ROBINSON"), located in Brentwood, Tennessee, subadvises the portfolio of the Monteagle Value Fund. The firm was founded in 1996 by Russell L. Robinson and, as of September 30, 2012, managed assets of approximately $105 million for individuals, financial institutions, pension plans, corporations and other business entities. Russell Robinson may be deemed to control Robinson due to his position as President, owner and founder. Nashville Capital pays Robinson a sub-advisory fee equal to 0.50% (prior to March 1, 2012, 0.60%) per annum of the Fund's average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

HOWE AND RUSLING, INC. ("H&R"), located in Rochester, New York, subadvises the portfolio of the Monteagle Fixed Income Fund. The firm was founded in 1930 and, as of September 30, 2012, H&R managed assets of approximately $735 million for individuals, retirement plans, corporate and non-profit endowments. Craig D. Cairns may be deemed to control H&R due to his position as President, Chairman and shareholder. Nashville Capital pays H&R a sub-advisory fee equal to 0.30% per annum of the Fund's average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

T.H. FITZGERALD & CO. ("T.H. FITZGERALD"), located in Naugatuck, Connecticut, subadvises the portfolio of the Monteagle Informed Investor Growth Fund. The firm was founded in 1959 and, as of September 30, 2012, T.H. Fitzgerald managed assets of approximately $108 million for large institutional accounts. T.H. Fitzgerald may be deemed to control the firm due to his position as President and owner. Kathleen A. Doback may be deemed a control person due to her position as Chief Compliance Officer. Nashville Capital pays T.H. Fitzgerald a sub-advisory fee equal to 0.50% (prior to March 1, 2012, 0.65%) per annum of the Fund's average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Responsibilities and Fee Information

The fees paid by the Adviser to the Sub-advisers do not increase the fees paid by shareholders of the Funds. Table 1B in Appendix B shows the aggregate dollar amount of fees paid by the Adviser to the Sub-adviser for each Fund.

The Adviser performs internal due diligence on each Sub-adviser and monitors each Sub-adviser's performance using its proprietary investment adviser selection and monitoring process. The Adviser will be responsible for communicating performance targets and evaluations to Sub-advisers, supervising each Sub-adviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Sub-advisers to engage in certain investment techniques for the Fund, and recommending to the Board whether Sub-Advisory Agreements should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace one or more Sub-advisers or appoint additional Sub-advisers, depending on the Adviser's assessment of what combination of Sub-advisers it believes will optimize each Fund's chances of achieving its investment objectives.

Subject always to the control of the Board of Trustees, each Sub-adviser, at its expense, furnishes a continuous investment program for the Fund for which it acts as Sub-adviser. Each Sub-adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each Sub-adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the applicable Fund. Each Sub-adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. Each Sub-adviser pays all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

PORTFOLIO MANAGERS

Monteagle Select Value Fund

Theron R. Holladay and Chad B. Hoes are responsible for management of the Monteagle Select Value Fund. The number of other accounts and the total assets in the accounts managed by Messrs. Hoes and Holladay as of August 31, 2012 are as follows:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Chad B. Hoes	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 59	$1.3 billion	0	$0
Theron R. Holladay	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts:59	$1.3 billion	0	$0

Except as otherwise negotiated, Parkway as the Sub-adviser has voluntarily waived its advisory fees to the extent and in the amount client assets are invested in the Fund, and Parkway does not receive duplicative compensation.

The compensation for Messrs. Holladay and Hoes is a fixed salary established by their board of directors. The Board may also grant a bonus, but there is no established formula for, or expectation of, a bonus. Investment performance and the ability to attract assets are among the factors the Board considers in establishing the salaries; however, compensation or bonuses are not based on the Fund's investment performance or the value of the Fund's assets.

Monteagle Quality Growth Fund

The Monteagle Quality Growth Fund is managed by GHA’s portfolio management team consisting of Daniel Kallus and Curt Rohrman. The number of other accounts and the total assets in the accounts managed by each member of the portfolio management team as of August 31, 2012, are as follows:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Daniel Kallus	Registered investment companies: 1	$28 million	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 47*	$578 million*	1**	$703,000**
Curt Rohrman	Registered investment companies: 1	$28 million	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 47*	$578 million*	1**	$703,000**

*	Reflects the inclusion of balanced accounts and the equity portion of the balance strategy accounts managed by the equity portfolio managers.
**	Balanced strategy account reflecting equity portion managed by the equity portfolio managers.

To the extent client assets are invested in the Fund, GHA does not receive duplicative compensation.

As of the most recent fiscal year ended August 31, 2012, the structure of, and method used to determine, the compensation received by the Fund's portfolio managers is comprised of four key components: (1) salary (2) general bonus (3) performance incentive and (4) equity ownership.

First, GHA offers a competitive salary based on an individual's experience and expected contribution to the firm. Second, all GHA portfolio managers are eligible for a general annual bonus that is tied directly to the overall performance of the individual as well as the profitability of the firm. Third, all GHA portfolio managers are eligible for an annual performance incentive based on their clients' relative pre-tax outperformance and overall peer ranking over the most recent calendar year. Lastly, all GHA portfolio managers are eligible for equity ownership. The Fund's Portfolio Managers' compensation, which is flexible, is not based on the value of the Fund's assets.

Monteagle Value Fund

Russell L. Robinson, president of Robinson, serves as the portfolio manager of the Monteagle Value Fund and is responsible for making investment decisions for the Fund. As of August 31, 2012, Mr. Robinson was responsible for management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Russell L. Robinson	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 42	$71 million	0	$0

Mr. Robinson is compensated for his services by Robinson as Sub-Adviser to the Value Fund. Mr. Robinson receives a fixed salary and is eligible to participate in the benefit plans offered by Robinson to its other employees.

Monteagle Fixed Income Fund

Robert J. Prorok, Vincent A. Russo and Craig D. Cairns of H&R are jointly and primarily responsible for the day-to-day management of the Monteagle Fixed Income Fund. As of August 31, 2012, each portfolio manager was responsible for the management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Robert J. Prorok	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 298	$285 million	0	$0
Vincent A. Russo	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts:8	$34 million	0	$0
Craig D. Cairns	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts:200	$75 million	0	$0

Each portfolio manager is compensated by H&R. Mr. Russo's compensation consists of a fixed salary and an annual discretionary bonus determined by H&R's President based on the following: (i) the quality of research contributions, (ii) the aggregate pre-tax performance of all fixed income accounts (including the pre-tax performance of the Monteagle Fixed Income Fund) on a calendar year basis as compared to the Barclays Capital Intermediate U.S. Government/Credit Bond Index and (iii) contribution to firm success. Mr. Prorok is a Senior Portfolio Manager and also serves as Chair of H&R's Fixed Income and Equity Investment Committees. He receives a percentage of the fees earned on all accounts that he manages (not including the subadvisory fee received by H&R with respect to the Monteagle Fixed Income Fund) and a bonus based on performance of H&R's equity and fixed income investments. Mr. Cairns' compensation consists of a fixed salary and discretionary bonus not based on fund performance, a portion of which relates to the quality of research contributions to H&R.

Monteagle Informed Investor Growth Fund

T.H. Fitzgerald, Jr. is responsible for making investment decisions for the Monteagle Informed Investor Growth Fund. As of August 31, 2012, Mr. Fitzgerald was responsible for management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
T.H. Fitzgerald, Jr.	Registered investment companies: 1	$13 million	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 6	$95 million	1	$27 million

T.H. Fitzgerald, Jr., as the owner of T.H. Fitzgerald, is compensated based upon the profits of T.H. Fitzgerald. He does not receive any fixed compensation.

OWNERSHIP OF FUND SHARES

The dollar value of each Fund's shares owned by each Portfolio Manager as of August 31, 2012, is set forth below.

Portfolio Manager	Monteagle Fixed Income Fund	Monteagle Quality Growth Fund	Monteagle Value Fund	Monteagle Select Value Fund	Monteagle Informed Investor Growth Fund
Chad B. Hoes	None	None	None	$1-10,000	None
Theron R. Holladay	None	None	None	None	None
Daniel Kallus	None	$100,001 - $500,000	None	None	None
Curt Rohrman	None	None	None	None	None
Robert J. Prorok	None	None	None	None	None
Vincent A. Russo	None	None	None	None	None

Craig D. Cairns	None	None	None	None	None
Russell L. Robinson	None	None	None	None	None
T.H. Fitzgerald, Jr	None	None	None	None	None

POTENTIAL CONFLICTS OF INTERESTS

As described above, each portfolio manager provides investment advisory and other services to clients other than the applicable Fund. In addition, each portfolio manager may carry on investment activities for his own account(s) and/or the accounts of family members. The Funds have no interest in these activities. As a result of the foregoing, each portfolio manager is engaged in substantial activities other than on behalf of the applicable Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the portfolio managers may manage such other accounts on terms that are more favorable than the terms on which the Sub-adviser manages the applicable Fund, such as in cases where the Sub-adviser receives higher fees from the other accounts than the management fee received from the applicable Fund.

There may be circumstances under which a portfolio manager will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets that the portfolio manager commits to such investment. There also may be circumstances under which a portfolio manager purchases or sells an investment for the other accounts and does not purchase or sell the same investment for the applicable Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other accounts. It is generally each Sub-adviser's policy that investment decisions for all accounts that a portfolio manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the applicable Fund and other accounts. For example, each Sub-adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Sub-adviser. When feasible, the portfolio managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the applicable Fund and the Sub-adviser's other client accounts. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata, average price per share basis.

DISTRIBUTOR

Distributor; Services and Compensation of Distributor

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the shares of each Fund, is located at 420 Lexington Avenue, Suite 601, New York, NY 10170. The Distributor is a registered broker-dealer and is a member of FINRA.

Under its Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

For its services, the Distributor does not receive any fees for underwriting services for all Funds of the Trust.

Other Provisions of Distributor's Agreement

The Distribution Agreement between the Trust and the Distributor must be approved at least annually by the Board, including the approval of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.

The Distribution Agreement is terminable without penalty by the Trust on 30 days' written notice when authorized by the Trust, or by the Distributor.

The Distributor may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Funds are sold without sales charges. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. When purchasing shares of the Funds in this manner, you should acquaint yourself with your institution's procedures and should read the Prospectus and this SAI in conjunction with any materials and information provided by your institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

OTHER FUND SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Matrix 360 Administration, LLC (the "Administrator"), subject to the supervision of the Board of Trustees and pursuant to an Investment Company Services Agreement with the Trust, acts as the Trust's administrator, fund accountant and transfer and dividend disbursing agent. The Investment Company Services Agreement is terminable without penalty by the Trust or by the Administrator on 90 days' written notice.

The Administrator assists in supervising the overall business affairs of the Trust, except for services performed by the Funds' Adviser under the Management Agreements, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust. The Distributor is an affiliate of the Administrator.

The Administrator provides fund accounting services to each Fund, including calculating the NAV per share of each Fund, preparing the Funds' financial statements and assisting with the Funds' tax returns.

As transfer agent and dividend disbursing agent, the Administrator maintains an account for each shareholder of record of the Funds and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record, answering shareholder inquiries concerning accounts, and performing other shareholder servicing functions.

For its services, the Administrator receives a minimum annual base fee per fund of $30,000, plus an asset-based fee at the following annual rates:

EQUITY FUNDS ($30,000 minimum/per fund)
0.075% of the Trust's first $400 million in assets
0.030% of the Trust's assets in excess of $400 million to $600 million
0.020% of the Trust's assets in excess of $600 million

FIXED INCOME FUNDS ($30,000 minimum/per fund)
0.040% of the Trust's first $400 million in assets
0.025% of the Trust's assets in excess of $400 million to $600 million
0.010% of the Trust's assets in excess of $600 million

MONEY MARKET FUNDS ($75,000 minimum/per fund)
0.020% of the Trust's first $500 million in assets
0.015% of the Trust's assets in excess of $500 million to $1 billion
0.010% of the Trust's assets in excess of $1 billion

The fees payable to the Administrator are paid by the Adviser (not the Funds).

Custodian

As custodian, Huntington National Bank (the "Custodian") safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ sub-custodians to provide custody of the Funds' assets. The Custodian is located at 7 Easton Oval / EA4E95, Columbus, Ohio 43219.

For its services, the Custodian receives a fee, paid by the Adviser, for each Fund at the annual rate of 0.005% of its average daily net assets with a minimum of $3,600 per fund annually. The Custodian is also paid certain transaction fees. These fees are paid monthly based on average net assets and transactions for the previous month.

Legal Counsel

Lorna A. Schnase, Attorney at Law, serves as legal counsel to the Trust and the Independent Trustees.

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, has been selected as the independent registered public accounting firm for each Fund. The auditor audits the annual financial statements of the Funds and prepares each Fund's tax returns.

PORTFOLIO TRANSACTIONS

HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter, dealer or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance, common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in the over-the-counter markets, the Adviser or Sub-adviser will seek to deal with the primary market makers but, when necessary in order to obtain best execution, the Adviser or Sub-adviser will utilize the services of others.

Purchases of securities from underwriters include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID

Table 2 in Appendix B shows the aggregate brokerage commissions paid by each Fund. Data is presented for the past three fiscal years, except as otherwise noted.

ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser or Sub-adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in their discretion. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser or Sub-adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser or Sub-adviser seeks "best execution" for all portfolio transactions. This means that the Adviser or Sub-adviser seeks the most favorable price and execution available. The Adviser or Sub-adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser or Sub-adviser of each Fund takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Obtaining Research from Brokers

The Adviser or Sub-adviser may give consideration to research services furnished by brokers to the Adviser or Sub-adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser or Sub-adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser or Sub-adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser or Sub-adviser in connection with the Funds. The Adviser or Sub-adviser's fees are not reduced by reason of the Adviser or Sub-adviser's receipt of research services.

The Adviser or Sub-adviser has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's or Sub-adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser or Sub-adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done, it will be because of the Adviser or Sub-adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed and efficiency in execution. Since most of the Adviser or Sub-adviser's brokerage commissions for research are for research on specific companies or industries, and since the Adviser or Sub-adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Funds' shareholders.

Brokers are selected by the Sub-adviser to the Monteagle Informed Investor Growth Fund to seek best execution, although some brokers selected may also provide the Sub-adviser with research or brokerage services. For the fiscal year ended August 31, 2012, approximately $107,831 in transactions (approximately $70,752 in related commissions) for the Monteagle Informed Investor Growth Fund were placed with brokers that provided research services.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser or Sub-adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser or Sub-adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, a client may direct the Adviser or Sub-adviser to use a broker or dealer of the client's choice. If the client directs the Adviser or Sub-adviser to use a particular broker, the Adviser or Sub-adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among clients.

Counterparty Risk

The Adviser or Sub-adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

Transactions Through Affiliates

The Adviser and Sub-advisers do not effect brokerage transactions through affiliates of the Adviser or Sub-advisers (or affiliates of those persons).

Other Accounts of the Adviser or Sub-Adviser

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or Sub-adviser. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser or Sub-adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser or Sub-adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Portfolio Turnover

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates (over 100%) may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

The portfolio turnover rate of the Select Value Fund was 87% for the fiscal year ended 2011 and 8% for the fiscal year ended 2012. The reason for the difference in portfolio turnover rates was that the Fund’s Sub-Adviser sold a greater number of securities from the Fund’s portfolio during the fiscal year ended 2011 due to securities no longer meeting the target criteria.

SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by the Trust's "regular broker-dealers" or the parents of those broker-dealers. For this purpose, regular broker-dealers means the 10 broker-dealers that: (1) received the greatest amount of brokerage commissions from the Funds during their last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Funds during their last fiscal year; or (3) sold the largest amount of the Funds' shares during their last fiscal year.

As of August 31, 2012: the Monteagle Fixed Income Fund owned bonds issued by Morgan Stanley and Wells Fargo & Co., the value of which were $502,842 and $251,637, respectively; the Monteagle Select Value Fund owned common stock of Morgan Stanley, the value of which was $177,735; and Morgan Stanley and Wells Fargo & Co. are the parent companies of two of the Trust's regular broker-dealers.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

GENERAL INFORMATION

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

PURCHASE AND REDEMPTION OF SHARES

Each Fund offers one class of shares: Class I. Shares may be purchased by contacting the Transfer Agent at 1-888-263-5593 and by completing the application. Shares of any Fund may be purchased at the net asset value per share next determined after receipt and acceptance of the purchase order. Investors may invest any amount as often as they wish subject to the minimum investment and eligibility requirements and subject to the restrictions on excessive trading discussed below.

The minimum investment is $50,000 for Class I shares; unless you invest using an Automatic Investment Plan. See the prospectuses for more information. Subject to the minimum investment amount, shares may also be purchased by exchange. Shares of a Fund may be purchased by clients of certain financial institutions (which may include banks), securities dealers and other industry professionals. See “Purchases Through Financial Institutions” below.

Institutional Class of Shares

Class I shares of the Funds are offered to institutional investors and may be purchased by:

•	A bank, trust company or other type of depository institutions;

•	An insurance company, investment company, endowment or foundation purchasing shares for its own account;

•	A 401(k), 403(b) or 457(b) plan or the custodian for such a plan; and

•
Other qualified or non-qualified employee benefit plans, including pension, profitsharing, health and welfare, or other employee benefit plans that meet the following definition of an “Eligible Benefit Plan”: “Eligible Benefit Plans” are qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan’s or program’s aggregate investment in the Monteagle Family of Funds exceeds $1,000,000.

•
Monteagle Trustees and their immediate family members, Fund Counsel and Monteagle officers, employees and their immediate family members, including parents, and siblings may also purchase Class I shares.

•
Any person that meets the $50,000 minimum. The Funds reserve the right to change the criteria for investors eligible for Class I shares. Monteagle reserves the right to reimburse certain expenses of Class I shareholders who have a significant investment, at its discretion. The reimbursement will not be paid by the Fund in any way.

ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the Distributor at NAV per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

Fund shares are normally issued for cash only. In the Adviser or Sub-adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established by fair valuation procedures).

All contributions into an IRA through the automatic investment plan are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

Purchases Through Financial Institutions

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

The Funds may authorize one or more brokers to receive on its behalf purchase and redemption orders. Such brokers, including Charles Schwab & Co., Inc., are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at a Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Funds.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares, as provided in the Prospectus.

Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

Redemption-In-Kind

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Trust determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. Securities delivered in payment of redemptions are selected entirely by the Adviser based on what is in the best interests of the Funds and its shareholders, and are valued at the value assigned to them in computing the respective Fund's net asset value per share. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs will likely be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price or official closing price, as applicable. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

The Trust’s fund accounting service provider may employ, at the Trust’s expense, independent pricing agents of the type commonly used in the investment company industry to provide current market values. Debt securities may be valued at prices supplied by a Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances valuations for a type of instrument should all be made through the same pricing agent.

DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of net capital gains will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments will be made within seven days following the date on which distributions would otherwise be reinvested.

RETIREMENT ACCOUNTS

The Funds may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at (888) 263-5593 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You generally may contribute up to $5,000 annually to an IRA for 2012 ($5,500 for 2013). If you are age 50 or older, you may contribute an additional $1,000. Only contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you (or, if you are married, you and your spouse) have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute annually to your IRA up to $11,500 for 2012 ($12,000 for 2013) , and your employer must generally match such contributions up to 3% of your annual salary. (If you are age 50 or older, you may contribute a greater amount.) Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your compensation or $200,000.

This information on IRAs summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisor about your specific tax situation.

EXCHANGES

By making an exchange by telephone, you authorize the Transfer Agent to act on telephonic instructions believed by the Transfer Agent to be genuine instructions from any person representing himself or herself to be you. The records of the Transfer Agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

DISTRIBUTION PLAN

The Trust had previously adopted a 12b-1 plan to pay a distribution and service fee from its assets for selling and distributing certain classes of shares that are no longer offered. Shares of those classes were all converted to Class I shares and the related 12b-1 distribution plan terminated in July 2012.

For the fiscal year ended August 31, 2012, net distribution (12b-1) fees paid by (reimbursed to) the Funds under the now terminated 12b-1 plan were:

Distribution (12b-1) Fees Earned (Reimbursed)
Fixed Income Fund	$(27)
Informed Investor Growth Fund	837
Quality Growth Fund	(27)
Select Value Fund	(28)
Value Fund	(27)

TAXATION

The following is a brief and general summary (and is not intended as a substitute for careful tax planning) of certain material federal tax considerations concerning the Fund and the purchase, ownership and disposition of Fund shares and does not purport to be complete or to deal with all aspects of local, state, foreign or federal taxation that may be relevant to shareholders in light of their particular circumstances.

The discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Treasury Regulations promulgated thereunder, court decisions, published positions of the Internal Revenue Service (the “IRS”) and other applicable authorities -- all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect) -- and is limited to U.S. persons who hold Fund shares as capital assets for federal income tax purposes (generally, assets held for investment). No assurance can be given that changes in existing laws or regulations or their interpretation will not occur after the date of this Statement of Additional Information or that any such future guidance or interpretation will not be applied retroactively.

The tax matters relating to the Fund are complex and are subject to varying interpretations. This summary is not tax advice and does not address all of the federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under the Code. No ruling has been or will be obtained from the IRS regarding any matter relating to the shares, and no assurance can be given that the IRS would not assert a position contrary to any of the tax consequences described below.

The following discussion necessarily condenses or eliminates many details that might adversely affect some Shareholders significantly and does not address the tax issues that may be important to certain types of Shareholders who are subject to special tax treatment such as foreigners and tax-exempt entities. Accordingly, each prospective investor must consult with and rely solely on its, his or her professional tax advisors with respect to the tax results of its, his or her investment in the Fund. Except as otherwise specifically noted, this general discussion does not discuss aspects of foreign, state or local taxation. In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, (“REIT”) insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any local, state, foreign country or other taxing jurisdiction. No representation is made as to the tax consequences of the operation of the Fund.

U.S. Shareholder. A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•	a domestic partnership;

•
a domestic corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•
a trust if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Election to be Taxed as a RIC. Each Fund intends to qualify and remain qualified as a RIC under Subchapter M of the Code. There can be no assurance that it actually will so qualify. In order to so qualify, each Fund must satisfy certain requirements regarding its source of income, diversification of assets and distribution of earnings that are discussed further below.

Taxation as a RIC. Each Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, each Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options) derived with respect to its business of investing in such shares, securities or currencies, and (b) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” (“QPTP”) is generally defined as a publicly traded partnership under Section 7704 of the Code, which is generally a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial equivalent thereof)”. However, for these purposes, a QPTP does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Each Fund may invest in QPTPs. Net income from QPTPs is included in the sources of income from which a RIC must derive 90% of its gross income. Income derived from a partnership (other than a QPTP) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

Beginning December 22, 2010, if a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, beginning December 22, 2010, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (a) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). Each Fund intends to distribute, at least annually, substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

Each Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (a) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (b) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Except as described below, if a Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income,” provided in each case that certain holding period and other requirements are satisfied. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC. The remainder of this discussion assumes that the Fund qualifies as a RIC.

Beginning December 22, 2010, if a Fund fails this 90% source-of-income test and the failure is due to reasonable cause and not willful neglect the Fund would be eligible to pay a penalty. The amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

Each Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of each Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no federal income tax in preceding years. Each Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

Each Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by each Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

As a RIC, each Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and its shareholders and this may affect the shareholders' AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund's taxable income, determined without regard to the dividends paid deduction.

Taxation of U.S. Shareholders. Distributions paid to U.S. shareholders by each Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (a) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts, or (b) in the case of individual shareholders for taxable years beginning on or prior to December 31, 2012, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Code (which provides for a maximum 15% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met, as discussed below. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 15% (5% for individuals in lower brackets). Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). Generally, not later than sixty days after the close of its taxable year, the Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

As a RIC, each Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities. Although Treasury Regulations explaining the precise method of apportionment have not yet been issued by the IRS, the Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction), unless the Fund determines that a different method for a particular item is warranted under the circumstances.

For purpose of determining (a) whether the annual distribution requirement is satisfied for any year, and (b) the amount of capital gain dividends paid for that year, each Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by a Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 15% for such gain. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).

A Fund distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and is paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders for the calendar year in which the distribution is declared, rather than the calendar year in which the distribution is received. For purpose of determining (a) whether the annual distribution requirement is satisfied for any year, and (b) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, that distribution generally will be taxable even though it represents a return of invested capital.

Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, the Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by each Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by the Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations (generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.

Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Fund with respect to its taxable years beginning after December 31, 2012 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that each Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Dispositions of Shares. Sales and other dispositions of the shares of Fund shares generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.

The sale or other disposition of shares of a Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of distributions) with substantially identical shares within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis in the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the redemption or exchange of those shares would be a long-term loss to the extent of that distribution.

Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 35%, while long-term capital gain generally will be taxed at a maximum rate of 15%.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of capital gain dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if that Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning December 22, 2010, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders. Net capital loss carry-forwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Other Taxation. Distributions may be subject to state, local and foreign taxes, depending on each shareholder's particular situation.

Retirement Accounts. Fund shares are available for purchase through certain retirement plans and accounts, including IRAs, Roth IRAs, SIMPLE IRAs and tax-sheltered annuities. Contributions to retirement plans are subject to specific eligibility and contribution limitations. Distributions from retirement plans and accounts generally are subject to ordinary income tax and, if withdrawn prior to age 59½, a 10% penalty. Furthermore, distributions from such plans and accounts generally must commence no later than April 1 of the year after the account owner reaches age 70½ .There are exceptions to these rules depending on the type of plan or account and the individual's own circumstances. You should consult with your tax advisor regarding the income aspects of opening, maintaining and withdrawing amounts from retirement plans and accounts.

Other Reporting And Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Other Taxes

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Taxation of Fund Operations

Hedging Transactions. The use of hedging strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future Treasury Regulations), and gains from options the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the income requirement.

Certain of each Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things; (a) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (b) convert lower taxed long-term capital gain to higher taxed short-term capital gain or ordinary income; (c) convert an ordinary loss or a deduction to a capital loss (the deductibility of which is more limited), (d) cause the Fund to recognize income or gain without a corresponding receipt of cash; (e) adversely affect the timing as to when a purchase or sale of securities is deemed to occur; and (f) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent its disqualification as a RIC.

Foreign Securities. Dividends and interest a Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce such Fund's distributions paid to the shareholders. If more than 50% of the Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to the shareholders their pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to the shareholders than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income, or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide the shareholders with the information necessary to claim this deduction or credit on their personal income tax return if the Fund makes this election. A shareholder's use of foreign dividends, designated by a Fund as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on its federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if it distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% federal income tax rate on “qualified dividend income” mentioned in the Prospectus.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (a “QEF”), then in lieu of the Fund's incurring the foregoing tax and interest obligation, it would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark-to-market” any stock in a PFIC it owns at the end of its taxable year. “Marking-to-market,” in this context, means including in gross income for each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences summarized above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Under Section 988 of the Code, gains or losses (a) from the disposition of foreign currencies, including forward contracts; (b) except in certain circumstances, from options, futures and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors and collars) involving payments denominated in foreign currencies; (c) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security; and (d) that are attributable to exchange rate fluctuations between the time the Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If the Fund's Section 988 losses exceed other investment company taxable income during a taxable year, it would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

Cost Basis Reporting

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen the average cost method as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances. Prior to January 1, 2012, the Funds' shareholders will be notified as to which default tax lot identification method the Fund will use.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Other Reporting

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder may be required to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury Regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

OTHER MATTERS

GENERAL INFORMATION ON THE TRUST AND ITS SHARES

Structure

The Trust was organized as a statutory trust under the laws of the State of Delaware on November 26, 1997, as Memorial Funds and, in 2006, it changed its name to Monteagle Funds. The Trust has operated as an investment company since inception.

The Trust is registered with the SEC as an open-end, management investment company (a "mutual fund") under the 1940 Act. The Trust offers shares of beneficial interest in series. As of the date hereof, the Trust has issued shares of beneficial interest in the following series:

Monteagle Fixed Income Fund	Monteagle Quality Growth Fund
Monteagle Informed Investor Growth Fund	Monteagle Select Value Fund
Monteagle Value Fund

Each Fund is a series of Monteagle Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control one or more Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Funds do not intend to exercise control over the management of companies in which they invest.

The Trust and each Fund will continue indefinitely until terminated.

Not all of the Funds may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.

Shareholder Voting and Other Rights

Each share of each Fund has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Generally, shares will be voted separately by individual Fund except: (1) when required by applicable law, shares shall be voted in the aggregate and not by individual Fund; and (2) when the Trustees have determined that the matter affects the interests of more than one Fund, then the shareholders of all such Funds shall be entitled to vote thereon. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder of a Fund is entitled to the shareholder's pro rata share of all distributions arising from that Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares.

A shareholder or shareholders representing 33% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

Certain Reorganization Transactions

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval: (1) cause the Trust or any Fund to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof; (2) cause any or all shares to be exchanged under or pursuant to any state or Federal statute to the extent permitted by law; or (3) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependence, colony or possession of the United States of America or in any foreign jurisdiction.

FUND OWNERSHIP

As of December 3, 2012, the persons listed below owned of record 5% or more of a Fund.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. Shareholders owning of record or beneficially 25% or more of a Fund may be deemed to control such Fund.

SHAREHOLDER	FUND	PERCENTAGE OF SHARES OWNED
FAMCO(1)	Quality Growth Fund (Class I)	64.87%
Charles Schwab(2)	Quality Growth Fund (Class I)	31.85%

Stifel Nicolaus(3)	Select Value Fund (Class I)	90.33%
HUBCO(4)	Select Value Fund (Class I)	8.23%

FAMCO(1)	Fixed Income Fund (Class I)	83.97%
Stifel Nicolaus(3)	Fixed Income Fund (Class I)	16.01%

FAMCO(1)	Value Fund (Class I)	98.24%

FAMCO(1)	Informed Investor Growth Fund (Class I)	89.19%
Charles Schwab(2)	Informed Investor Growth Fund (Class I)	5.02%

(1)	First Farmers & Merchants Bank, P.O. Box 1148, Columbia, TN 38402, is holding for the benefit of its customers.

(2)	Charles Schwab & Co., 101 Montgomery St., San Francisco, CA 94102, is holding for the benefit of its customers.

(3)	Stifel Nicolaus & Co., 501 North Broadway, St. Louis, MO 63102, is holding for the benefit of its customers.

(4)	HUBCO, 250 Riverside Parkway E, Birmingham, AL.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides that the shareholder, if held to be personally liable solely by reason of being or having seen a shareholder of a Fund, shall be entitled out of the assets of such Fund to be held harmless from and indemnified against all losses and expenses arising from such liability. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations. It is believed that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders for any act, omission or obligation of the Trust or any Trustee. In addition, the Trust Instrument provides that the Trustees shall not be liable for any act, omission or any conduct whatsoever in his capacity as a Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

CODE OF ETHICS

The Trust, the Advisers, the Sub-advisers and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate or mitigate conflicts of interest between the Funds and personnel of the Funds, the Adviser, the Sub-advisers and the Distributor. The codes of ethics permit such personnel to invest in securities, including securities that may be purchased or held by the Funds. The codes of ethics require all covered persons to conduct their personal securities transactions in a manner which do not operate adversely to the interests of the Funds or other clients. Copies of the codes of ethics have been filed with the SEC as exhibits to the Trust's registration statement, which is available on the SEC's website at http://www.sec.gov. The Trust's code of ethics is available free of charge upon request by calling (888) 263-5593 or writing:

MONTEAGLE FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111-1859

PORTFOLIO HOLDINGS DISCLOSURE POLICY

It is the policy of the Trust to protect the confidentiality of Fund holdings and prevent the selective disclosure of nonpublic information about Fund portfolio holdings. The Trust publicly discloses holdings of all Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Portfolio information is provided to the Funds' service providers and others who generally need access to such information as needed in the performance of their contractual duties and responsibilities, such as the Funds' custodian (daily), fund accountants (daily), investment adviser and Sub-advisers (daily), independent registered public accounting firm (annually), attorneys (as needed), officers (daily) and Trustees (quarterly) and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information, imposed by law and/or contract.

Periodically, the Trust's executive officers or the Adviser, Sub-advisers or Administrator may distribute certain Fund information such as top ten holdings, sector holdings and other portfolio characteristic data before such information is required to be disclosed pursuant to regulatory requirements, provided that the information has been publicly disclosed via the Funds' website or otherwise, typically 30 days after quarter end.

There are numerous mutual fund evaluation services, such as Standard & Poor's, Morningstar, or Lipper, that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services then distribute the results of their analysis to the public and/or paid subscribers. In order to facilitate the review of the Funds by these services, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services before their public disclosure is required as discussed above. These services are prohibited from trading on the information they receive and are expected to prevent the distribution of portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds before the portfolio holdings or results of the analysis become public information. Neither the Adviser nor the Trust receives any compensation for disclosure of portfolio holdings.

The Adviser or Sub-advisers of the Funds may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities that may be purchased for the Funds. In no case will a list specifically identify an issuer's securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

The Board has approved the Trust's portfolio holdings disclosure policies and procedures and must approve any material change to such policies and procedures. The Board oversees the monitoring of these policies by authorizing the Chief Compliance Officer to audit the policies and procedures and approve any exception to the policies that is deemed to be in the best interest of the Funds' shareholders. The Chief Compliance Officer shall report to the Board annually to discuss the information, who gets the information and whether any violations have occurred. The Board may also impose additional restrictions on the dissemination of portfolio information beyond those found in the policies and procedures. Any violation of the policies and procedures that constitutes a material compliance matter, conflict, waiver or exception to the policies and procedures will be reported to the Board, and the Board and/or Chief Compliance Officer shall address and resolve the matter.

PROXY VOTING PROCEDURES

The Trust has adopted policies and procedures to be used in connection with voting proxies relating to portfolio securities. The policies and procedures provide instructions to the Adviser on how to vote when specified matters are presented for shareholder vote. If there is a conflict between the interest of the Adviser and Fund shareholders that is not covered by the list of specified matters, then the Board of Trustees or a designated disinterested Trustee must be contacted for a decision on how to vote on the matter. A copy of the Trust's Proxy Voting Procedures is attached as Appendix D. Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available, without charge, by calling (888) 263-5593 or on the SEC's website at http://www.sec.gov.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended August 31, 2012, included in the Annual Report to Shareholders filed by the Trust with the SEC on Form N-CSR on November 8, 2012, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes to financial statements and report of independent registered public accounting firm.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS) AND PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

AAA
Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A
Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA
Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA
Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA	Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA	Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE	Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S

AAA	An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated CC is currently highly vulnerable to nonpayment.

C
An obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE	PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The 'r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

FITCH RATINGS

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D
DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

• Leading market positions in well-established industries.

• High rates of return on funds employed.

• Conservative capitalization structure with moderate reliance on debt and ample asset protection.

• Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

• Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3
Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME	Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C
A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

F1
Obligations assigned this rating are considered to have the highest credit quality. This rating indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
Obligations assigned this rating are considered to have good credit quality. This rating indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
Obligations assigned this rating are considered to have fair credit quality. This rating indicates an adequate capacity for timely payment of financial commitments; however, near-term adverse changes could result in a reduction to non-investment grade.

B
Obligations assigned this rating are considered speculative. This rating indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C
Obligations assigned this rating are considered to have a high default risk. This rating indicates that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Obligations assigned this rating are in actual or imminent payment default.

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

A.
The following table shows the dollar amount of advisory fees accrued by each Fund, the amount of that fee waived by the Adviser, if any, and the actual fees retained by the Adviser during the past three fiscal years.

MONTEAGLE FIXED INCOME FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2012	$326,509	$0	$326,509
Year Ended August 31, 2011	$305,794	$0	$305,794
Year Ended August 31, 2010	$363,004	$0	$363,004

MONTEAGLE QUALITY GROWTH FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2012	$315,578	$0	$315,578
Year Ended August 31, 2011	$295,630	$0	$295,630
Year Ended August 31, 2010	$270,005	$0	$270,005

MONTEAGLE SELECT VALUE FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2012	$118,948	$0	$118,948
Year Ended August 31, 2011	$121,052	$0	$121,052
Year Ended August 31, 2010	$107,439	$0	$107,439

MONTEAGLE VALUE FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2012	$168,082	$0	$168,082
Year Ended August 31, 2011	$186,933	$0	$186,933
Year Ended August 31, 2010	$197,549	$0	$197,549

MONTEAGLE INFORMED INVESTOR GROWTH FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2012	$172,332	$0	$172,332
Year Ended August 31, 2011	$245,782	$0	$245,782
Year Ended August 31, 2010	$333,415	$0	$333,415

B.	The following table shows the aggregate dollar amount of fees paid by the Adviser to the Sub-adviser with respect to each Fund.

MONTEAGLE FIXED INCOME FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2012	$97,186
Year Ended August 31, 2011	$91,711
Year Ended August 31, 2010	$99,076

MONTEAGLE QUALITY GROWTH FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2012	$79,316
Year Ended August 31, 2011	$73,993
Year Ended August 31, 2010	$42,733

MONTEAGLE SELECT VALUE FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2012	$49,608
Year Ended August 31, 2011	$50,464
Year Ended August 31, 2010	$44,722

MONTEAGLE VALUE FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2012	$77,008
Year Ended August 31, 2011	$93,465
Year Ended August 31, 2010	$91,242

MONTEAGLE INFORMED INVESTOR GROWTH FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2012	$83,182
Year Ended August 31, 2011	$133,213
Year Ended August 31, 2010	$169,030

TABLE 2 - BROKERAGE COMMISSIONS PAID

The following table shows the aggregate brokerage commissions with respect to each Fund. The data is for the past three fiscal years.

MONTEAGLE FIXED INCOME FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2012	$ 0
Year Ended August 31, 2011	$ 0
Year Ended August 31, 2010	$ 0

MONTEAGLE QUALITY GROWTH FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2012	$9,522
Year Ended August 31, 2011	$15,852
Year Ended August 31, 2010	$17,303

MONTEAGLE SELECT VALUE FUND*	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2012	$ 398
Year Ended August 21, 2011	$6,162
Year Ended August 31, 2010	$ 240

MONTEAGLE VALUE FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2012	$11,850
Year Ended August 31, 2011	$7,086
Year Ended August 31, 2010	$ 12,601

MONTEAGLE INFORMED INVESTOR GROWTH FUND*	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2012	$107,632
Year Ended August 31, 2011	$229,881
Year Ended August 31, 2010	$420,676

*
The reason for the difference in brokerage commissions paid for the Select Value Fund in 2010 and 2012 versus 2011 was that the Fund’s Sub-adviser sold a greater number of securities from the Fund’s portfolio, thus incurring greater brokerage costs, during the fiscal year ended 2011 due to securities no longer meeting the target criteria. The reason for the difference in brokerage commissions paid for the Informed Investor Growth Fund in 2010 as compared to 2011 and 2012 was a function of the Fund’s Sub-adviser being able to reduce the per trade commission rates paid by the Fund, thus reducing the overall brokerage commissions on trades.

APPENDIX C - PERFORMANCE DATA

The average annual total returns of each Fund for periods ended August 31, 2012, are as follows:

	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION (if less than ten years)

Monteagle Value Fund	8.64%	(0.22)%	7.65%	N/A

Monteagle Fixed Income Fund	3.48%	5.05%	3.89%	N/A

Monteagle Quality Growth Fund	14.26%	2.47%	4.66%	N/A

Monteagle Select Value Fund	9.01%	(3.60)%	4.06%	N/A

Monteagle Informed Investor Growth Fund	14.81%	N/A	N/A	11.74% (April 3, 2008)

*	All returns are for Class I Shares.

C-1

APPENDIX D - PROXY VOTING PROCEDURES

PROXY VOTING PROCEDURES

The Board of Trustees of Monteagle Funds (the "Trust") notes the January 31, 2003 Securities and Exchange Commission ("SEC") releases adopting various rules - including, among others, Investment Trust Act of 1940 Rule 30b1-4 and Investment Adviser Act of 1940 Rule 206(4)-6. These procedures have been adopted in light of those releases. It is the intent of the Board that the Trust's procedures be consistent with those of the Trust's investment adviser to avoid unnecessary expenses.

A.	GUIDELINES

It is the policy of the Trust to vote proxies for all accounts for which it has voting authority in a manner in which the Trust believes to be in the best interests of its clients and Plan participants. The Trust recognizes that in many instances the interests of corporate management may not be consistent with what the Trust views to be in the best interests of the Plan participant. Therefore, the Trust has adopted the following general procedures:

1.
CONFIDENTIAL VOTING AND SHAREHOLDER ACTIONS: The Trust believes that the proxy voting systems should provide access to both management and shareholders. As such, the Trust would tend to vote in favor of shareholder resolutions requesting that corporations adopt policies that comprise both confidential voting and the use of independent inspectors of elections.

The Trust would also generally oppose any measures that would restrict the right of shareholders to act by written consent or to call a special meeting of the shareholders.

2.
POISON PILLS AND GOLDEN PARACHUTES: The Trust believes that the shareholders of a corporation should have the right to vote upon decisions in which there is a real or potential conflict between the interests of shareholders and those of management.

Thus, the Trust will vote in favor of shareholder proposals requesting that a corporation submit a "poison pill" for shareholder ratification. We will examine, on a case-by-case basis, shareholder proposals to redeem a "poison pill" and management proposals to ratify a "poison pill". The Trust will also vote in favor of proposals that "golden parachute" proposals be submitted for shareholder approval.

3.
ELECTION OF DIRECTORS: The Trust believes that one of the primary rights of a shareholder is the right to vote for the election of directors. We feel that all members of the board of directors should stand for election each year, and will, therefore, vote against a classified or "staggered" board.

4.	VOTING RIGHTS: The Trust believes that each shareholder should have equal voting rights. The Trust will vote against dual class voting and other unequal voting structures.

5.
FAIR PRICE AMENDMENTS: The Trust believes that "fair price amendments" can protect shareholders from coercive and discriminatory tender offers. The Trust will generally vote in favor of fair price provisions and in favor of other measures which we feel will protect shareholders from coercive takeover bids which do not provide for fair and equal treatment of all shareholders.

6.	TARGET SHARE PAYMENTS: The Trust believes that shareholders should have the right to vote on the placement of blocks of a corporation's stock in the hands of persons friendly to management.

The Trust will vote in favor of shareholder proposals which request that corporations first obtain shareholder authorization before issuing any significant amount of voting stock (whether common or preferred), rights, warrants or securities convertible into voting stock to any person or group. We believe that shareholders should have the right to vote on placements that could enable management of a corporation to defeat a tender offer that may be in the best interests of shareholders.

7.	TENDER OFFERS: The Trust will consider tender offers on a case-by-case basis.

B.	CONFLICTS

The Trust recognizes that proxy proposals may present a conflict between the interests of fund shareholders and those of the fund's investment adviser, principal underwriter, or other service providers or certain other affiliates. Therefore, the Trust has adopted the following conflict procedures:

1.	IDENTIFYING CONFLICTS: The person assigned responsibility for voting proxies shall, when reviewing proxy materials, identify conflicts of interest including, for example:

a.
when the adviser (or its affiliate) is or is seeking to manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance or banking services to a company whose management is soliciting proxies or;

b.	has business or personal relationships with participants in proxy contests, corporate directors or candidates for directorships.

2.
DATA FOR IDENTIFYING CONFLICTS: The person assigned responsibility for voting proxies shall advise Trust management (or the fund's investment adviser) of companies soliciting proxies, and management shall advise if there are any known conflicts - including, in particular, the conflicts listed as example in the preceding paragraph.

3.
DISCLOSE CONFLICTS: If a conflict is identified, the person assigned to vote proxies shall notify Trust management as soon as possible so that a voting decision may be made, voting on the proxy proposal in a timely manner.

4.
VOTING DECISIONS IN CONFLICT SITUATIONS: If the matter to be voted on is covered by Part A of these procedures, the proxy shall be voted in accordance with Part A. If the matter is not specifically addressed by Part A and there is a conflict, management of the Trust shall contact the Board of Trustees or the Board's designated representative for voting instructions.

5.
RECORD OF VOTING INSTRUCTIONS: Trust management shall record and the person responsible for voting proxies shall maintain records reflecting client voting instructions on matters where there are conflicts.

C.	VOTING RECORDS

The Trust recognizes obligations to maintain records as required by Rule 30b1-4 under the Investment Trust Act of 1940 and not the investment adviser's obligations under Rule 206(4)-6 and 204-2(c)(2) under the Investment Advisers Act of 1940. Therefore, the Trust has adopted the following record keeping procedure:

1.
PERSON RESPONSIBLE: The person assigned responsibility for voting proxies or, if that person is an outside service provider, the person in the Trust's legal or compliance department responsible for maintaining compliance records shall prepare and maintain the files/records required by these procedures.

2.	POLICIES AND PROCEDURES: A copy of all proxy voting procedures adopted by the Trust shall be maintained in an appropriately labeled file for the term required by regulatory authorities.

3.
PROXY STATEMENTS: A record of all proxy statements with respect to securities held in Trust (or client) portfolios shall be maintained in the form of an EXCEL (or similar) spreadsheet. Hard copies of the proxy statements shall not be maintained in Trust files; instead, the Trust shall rely on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") system.

4.
PROXY VOTING RECORD: The person responsible for voting proxies shall maintain a record detailing for each Fund (or for each client) in the form of an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the Fund (or client) is entitled to vote:

a. The name of the issuer of the portfolio security;

b. The exchange ticker symbol of the portfolio security;

c. The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

d. The shareholder meeting date;

e. A brief identification of the matter voted on;

f. Whether the matter was proposed by the issuer or by a security holder;

g. Whether the registrant cast its vote on the matter;

h. How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i. Whether the registrant cast its vote for or against management.

5.
MEMORANDA: In addition to the record required by Part B.5. of these procedures, the person assigned responsibility for voting proxies shall maintain a copy of documents created by Trust (or the adviser) personnel that were material to the voting decision.

6.
REQUEST FOR DATA: A copy of each written request for a Fund's voting record and a copy of each written response, if more than a copy of a formatted voting record, shall be maintained. [The Trust shall consider whether the person requesting the voting record is a shareholder of record. If the person is not a shareholder of record, that person shall be referred to the SEC's EDGAR system.] The report shall be mailed within three days of receipt of a request.

D.	REGULATORY REPORTING OF PROXY VOTES

The Trust recognizes that it is required by Rule 30b1-4 under the Investment Trust Act of 1940 to file Form N-PX, Annual Report of Proxy Record of Registered Management Investment Trust, with the SEC not later than August 31st of each year; and that the Form is to contain the Trust's proxy voting record, separately for each Fund (or series), for the most recent twelve-month period ended June 30. Therefore, the Trust has adopted the following procedures:

1.	FORM PREPARATION: Legal, Compliance or Service Provider personnel shall prepare Form N-PX, incorporating the spreadsheet prepared as required by Part C.4., prior to July 31st.

2.	REVIEW - EXECUTION: Trust management or Disclosure Committee shall review, execute and instruct filing of the report on Form N-XP prior to July 31st.

E.	DISCLOSURE OF POLICIES AND PROCEDURES FOR VOTING PROXIES

The Trust recognizes that is required to disclosure the Proxy Voting Procedures and related information in its Registration Statement on Form N-1A, Item 13(f) and Item 22(b)(7) and (8) and (c)(5) and (6). The Trust also notes the investment adviser's obligation to disclose its proxy voting procedures. Therefore, the Trust has adopted the following procedures:

1.	FORM N-1A: These procedures shall be included in the Trust's Statement of Additional Information ("SAI") in their entirety (attached as an exhibit) and related disclosures shall be added to the SAI.

2.
ADVISER'S DISCLOSURES: In connection with establishing these procedures the Board of Trustees has considered the investment adviser's proxy voting procedures and does, hereby, acknowledge disclosure by the investment adviser. It is understood that investment adviser designate personnel (or a designated outside service provider retained by the investment adviser) who are (or is) the person responsible for voting proxies. Accordingly, the investment adviser is directly and/or indirectly responsible for implementation, operation and disclosure under these procedures.

F.	SUPERVISION - OVERSIGHT

The Trust's Officers shall monitor the voting of proxies, SEC reporting concerning proxy voting, and disclosures with respect to proxy voting under these procedures; and shall report to the Board of Trustees at each quarterly meeting with respect to proxy voting under these procedures.

Adopted: February 18, 2003
Amended: February 2, 2007

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)(1)	Trust Instrument of the Registrant dated November 25, 1997. (Incorporated herein by reference to Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997.)

(a)(2)	Amendment No. 1, dated February 14, 2006, to the Trust Instrument of the Registrant. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(a)(3)	Certificate of Amendment, dated December 28, 2007, to the Trust Instrument of the Registrant. (Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 8, 2008.)

(a)(4)
Certificate of Amendment, dated August 6, 2009, to the Trust Instrument of the Registrant.

(Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 10, 2009.)

(b)	None.

(c)
The following provisions from the Trust’s Trust Instrument (referenced in Item 28(a) above) define the rights of holders of Trust Shares: Articles II, V, VII and IX, and Sections 10.03, 12.04, 12.05, 12.08 and 12.14.

(d)(1)
Management Agreement, dated May 1, 2009, by and between Registrant and Nashville Capital Corporation.

(Incorporated herein by reference to Item 23(d)(1) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

(d)(2)
Sub-Advisory Agreement, dated May 1, 2009, by and among Registrant, Nashville Capital Corporation and Garcia Hamilton & Associates, L.P. (formerly known as Davis Hamilton Jackson & Associates, L.P.), with respect to the Quality Growth Fund.

(Incorporated herein by reference to Item 28(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.)

(d)(3)
Sub-Advisory Agreement, dated December 1, 2006, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund.

(Incorporated herein by reference to Item 23(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2006.)

(d)(4)
Sub-Advisory Agreement, dated July 14, 2006, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(d)(4)(i)
First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(Filed herewith.)

(d)(5)
Sub-Advisory Agreement, dated March 1, 2008, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investors Growth Fund.

(Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed January 8, 2008.)

(d)(5)(i)
First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investors Growth Fund.

(Filed herewith.)

(d)(6)
Sub-Advisory Agreement, dated May 1, 2009, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund.

(Incorporated herein by reference to Item 23(d)(8) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

(e)(1)
Distribution Agreement, dated May 1, 2009, between Registrant and Matrix Capital Group.

(Incorporated herein by reference to Item 23(e) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

(e)(2)	Form of Selling Group Agreement, between Matrix Capital Group, Inc., and dealers. (Filed herewith.)

(f)	None.

(g)
Custody Agreement, dated May 1, 2009, between Registrant and Huntington National Bank.

(Incorporated herein by reference to Item 23(g) in Registrant’s Registration Statement on Form N-1A filed on November 9, 2009.)

(h)	Investment Company Services Agreement, dated May 1, 2010, between Registrant and Matrix 360 Administration LLC. (Filed herewith.)

(i)(1)
Opinion of John H. Lively, The Law Offices of John H. Lively & Associates, Inc., dated December 23, 2010, regarding Monteagle Funds.

(Incorporated by reference to Item 28(i) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.)

(i)(2)	Consent of Counsel. (Filed herewith.)
(j)	Consent of Independent Registered Public Accounting Firm. (Filed herewith.)

(k)	None.

(l)
Investment Representation letter of original purchaser of shares of Registrant.

(Incorporated herein by reference to Item 24(b)(13) in Registrant’s Registration Statement on Form N-1A filed on March 18, 1998.)

(m)	None. (Prior Rule 12b-1 Plan was terminated effective June 2012.)

(n)	None. (Prior Rule 18f-3 Plan was terminated effective June 2012.)

(o)	Reserved.

(p)(1)	Code of Ethics dated February 21, 2004 (Revised February 2, 2007; Revised May 1, 2009) adopted by Registrant. (Filed herewith.)

(p)(2)
Code of Ethics adopted by Garcia Hamilton & Associates, L.P. (Updated December 2010).

(Incorporated herein by reference to Item 28(p)(2) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.)

(p)(3)
Code of Ethics dated November 22, 2004, revised February 23, 2005, and November 3, 2005, adopted by Parkway Advisors, L.P.

(Incorporated herein by reference to Item 23(p)(3) in Registrant’s Registration Statement on Form N-1A filed on December 31, 2007.)

(p)(4)	Code of Business Conduct and Ethics, as Revised and Implemented March 20, 2012, adopted by Nashville Capital Corporation. (Filed herewith.)

(p)(5)	Code of Ethics dated January 14, 2005, adopted by Howe and Rusling, Inc. (Incorporated herein by reference to Item 23(p)(7) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(p)(6)
Code of Ethics and Insider Trading Policy adopted by Robinson Investment Group, Inc.

(Incorporated herein by reference to Item 23(p)(9) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(p)(7)
Code of Ethics (Personal Transactions Policies and Procedures Manual), Revised 05/01/05, adopted by T.H. Fitzgerald & Company.

(Incorporated by reference to Item 23(p)(9) in Registrant’s Registration Statement on Form N-1A filed on January 8, 2008.)

(p)(8)	Code of Ethics as of May 2008 adopted by Matrix Capital Group, Inc. (Filed herewith.)

Other
Exhibits:	Powers of Attorney. (Filed herewith.)

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30.	INDEMNIFICATION

Section 10.02 of Registrant's Trust Instrument (Item 28(a) above) provides certain rights of indemnification and advancement of defense expenses to the Registrant’s trustees and officers under the circumstances specified in that section, subject to specified exceptions. That section of the Trust Instrument is incorporated herein by reference from Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997, and this statement of general effect is qualified in its entirety by such reference.

Sections 11 and 12 of the Distribution Agreement (Item 28(e) above) between Registrant and its principal underwriter also provide certain limitations of liability and rights of indemnification to the principal underwriter and certain of its personnel when performing services for Registrant, under the circumstances specified in those sections. Those sections of the Distribution Agreement are incorporated herein by reference from Item 23(e) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009, and this statement of general effect is qualified in its entirety by such reference.

In addition, Registrant has purchased an insurance policy insuring its officers and trustees against certain liabilities incurred in their official capacities, and certain costs of defending claims against the same, under specified circumstances. The insurance policy also insures Registrant against the cost of indemnification payments to trustees and officers under specified circumstances. Registrant and its officers are also covered under a fidelity bond acquired by Registrant pursuant to Rule 17j-1.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)	Nashville Capital Corporation

The descriptions of Nashville Capital Corporation under the caption Management-Investment Adviser in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Nashville Capital Corporation together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Nashville Capital Corporation in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-32593) dated 01/26/2012 and is incorporated by reference herein.

(b)	Parkway Advisors, L.P.

The descriptions of Parkway Advisors, L.P. under the caption Management-Sub-Advisers in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, relating to the Select Value Fund, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Parkway Advisors, L.P. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Parkway Advisors, L.P. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-60265) dated 03/27/2012 and is incorporated by reference herein.

(c)	Garcia Hamilton & Associates, L.P.

The descriptions of Garcia Hamilton & Associates, L.P., (GHA) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Quality Growth Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of GHA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of GHA in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-56194) dated 03/22/2012 and is incorporated by reference herein.

(d)	Howe and Rusling, Inc.

The descriptions of Howe and Rusling, Inc. (H&R) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Fixed Income Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of H&R, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of H&R in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-00294) dated 05/17/2012 and is incorporated by reference herein.

(e)	Robinson Investment Group, Inc.

The descriptions of Robinson Investment Group, Inc. (Robinson) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Value Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Robinson, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Robinson in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-51450) dated 02/01/2012 and is incorporated by reference herein.

(f)	T.H. Fitzgerald & Co.

The descriptions of T.H. Fitzgerald & Co. (Fitzgerald) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Informed Investors Growth Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of T.H. Fitzgerald & Co., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Fitzgerald in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-12196) dated 01/05/2012 and is incorporated by reference herein.

ITEM 32.	PRINCIPAL UNDERWRITERS

(a)
Matrix Capital Group, Inc. (the "Distributor") serves as the principal underwriter for the Registrant. The Distributor also acts as principal underwriter for the following registered investment companies:

American Independence Funds
AMIDEX Funds, Inc.
Congressional Effect Fund
Frank Funds
360 Funds

(b)	The table below provides information for each director, officer or partner of the Distributor:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT

Christopher F. Anci	President & Treasurer	None

David F. Ganley	Senior Vice President	Secretary & AML Compliance Officer

Jennifer Sarkany	Secretary	None

Richard W. Berenger	Chief Compliance Officer	None

*Messrs. Anci and Berenger and Ms. Sarkany are located at 420 Lexington Avenue, Suite 601, New York, NY 10170. Mr. Ganley is located at 630 Fitzwatertown Road, Building "A", 2nd Floor, Willow Grove, PA 19090.

(c)	Not Applicable -- The principal underwriter receives no compensation for acting as Registrant’s principal underwriter.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Monteagle Funds' administrator, accounting and transfer agent service provider, Matrix 360 Administration, LLC, at 630 Fitzwatertown Road, Building "A", 2nd Floor, Willow Grove, Pennsylvania 19090. The records required to be maintained regarding custody of assets and by the Registrant under Rule 31a-1 (b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, Huntington National Bank, 7 Easton Oval / EA4E95, Columbus, Ohio 43219. The records required to be maintained by the Adviser and Sub-advisers and by the Registrant under Rule 31a-1 (b)(5), (6), (7), (9), (10) are maintained at the offices of the Registrant's Adviser and Sub-advisers as listed under the Management-Adviser and Management-Sub-Advisers/Portfolio Managers headings in the Part A Prospectuses included in this amendment to the Trust's registration statement and incorporated herein by reference.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 41 to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Abilene, State of Texas, on the  28th day of December, 2012.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul B. Ordonio	President	12/28/2012
Paul B. Ordonio		Date

/s/ Larry Beaver	Treasurer	12/ 28/2012
Larry Beaver		Date

/s/ Larry J. Anderson	Trustee	12/ 28/2012
Larry Joe Anderson*		Date

/s/ Brian J. Green	Trustee	12/28/2012
Brian Joseph Green*		Date

/s/ Charles M. Kinard	Trustee	12/28/2012
Charles Michael Kinard*		Date

*By: /s/ Paul B. Ordonio		12/28/2012
Paul B. Ordonio, Attorney-in-Fact		Date

Exhibit List

Exhibit

(d)(4)(i)
First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(d)(5)(i)
First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investors Growth Fund.

(e)(2)	Form of Selling Group Agreement, between Matrix Capital Group, Inc., and dealers.

(h)	Investment Company Services Agreement, dated May 1, 2010, between Registrant and Matrix 360 Administration LLC.

(i)(2)	Consent of Counsel.

(j)	Consent of Independent Registered Public Accounting Firm.

(p)(1)	Code of Ethics dated February 21, 2004 (Revised February 2, 2007; Revised May 1, 2009) adopted by Registrant.

(p)(4)	Code of Business Conduct and Ethics, as Revised and Implemented March 20, 2012, adopted by Nashville Capital Corporation.

(p)(8)	Code of Ethics as of May 2008 adopted by Matrix Capital Group, Inc.

Other	Powers of Attorney.